Item 1. Schedule of Investments. –  The schedule of investments for the period May 1, 2004 through July 31, 2004 are filed herewith.

Schedule of Investments

COMMONFUND INSTITUTIONAL FUNDS

CIF CORE EQUITY FUND

July 31, 2004 (Unaudited)

Par Value or Shares	Description		Value

COMMON STOCK		92.58%

	CONSUMER DISCRETIONARY	12.70%
16,029	BED BATH & BEYOND INC	(A)	567,266
22,700	BLACK & DECKER CORP		1,586,957
2,600	BRUNSWICK CORP		101,478
500	COMCAST CORP CL A	(A)	13,700
22,200	COX COMMUNICATIONS INC CL A	(A)	612,276
39,700	EASTMAN KODAK CO		1,051,653
13,404	EBAY INC	(A)	1,049,935
137,300	FORD MOTOR CO		2,021,056
11,671	FOUR SEASONS HOTELS INC		708,313
222,050	HOME DEPOT INC		7,487,526
152,600	KONINKLIJKE PHILIPS ELECTRONICS NV (NEW YORK SHARES)		3,697,498
21,799	LENNAR CORP CL A		930,381
1,890	LENNAR CORP CL B		75,014
33,248	LOWES COS INC		1,619,843
76,654	LTD BRANDS		1,566,808
12,664	MANDALAY RESORT GROUP		854,820
2,500	MAY DEPARTMENT STORES CO		66,325
27,900	MCDONALDS CORP		767,250
9,437	MDC HLDGS INC		633,695
45,600	NEWELL RUBBERMAID INC		984,960
17,714	NIKE INC CL B		1,287,985
1,200	READERS DIGEST ASSOCIATION INC		17,136
200	REGAL ENTERTAINMENT GROUP CORP CL A		3,766
25,116	ROYAL CARIBBEAN CRUISES LTD		1,073,709
7,626	STARBUCKS CORP	(A)	358,117
20,800	TARGET CORP		906,880
300	THOMAS NELSON INC		6,465
45,314	TIFFANY & CO		1,619,975
56,800	TIME WARNER INC	(A)	945,720
114,400	WALT DISNEY CO		2,641,496
30,790	WYNN RESORTS LTD	(A)	1,101,666
	TOTAL CONSUMER DISCRETIONARY		$36,359,669

	CONSUMER STAPLES	7.12%
65,700	ALTRIA GROUP INC		3,127,320
71,800	COCA COLA CO		3,149,148
63,300	COCA COLA ENTERPRISES INC		1,291,320
14,243	CVS CORP		596,354
82,300	DIAGEO PLC SPON ADR		4,133,106

11,600	GILLETTE CO		452,168
27,348	PEPSICO INC		1,367,400
65,546	PROCTER & GAMBLE CO		3,418,224
88,500	TYSON FOODS INC CL A		1,686,810
22,361	WALMART STORES INC		1,185,357
	TOTAL CONSUMER STAPLES		$20,407,207

	ENERGY	7.01%
91,400	BP PLC SPON ADR		5,151,304
25,500	CHEVRONTEXACO CORP		2,439,075
38,500	CONOCOPHILLIPS		3,032,645
91,000	EXXON MOBIL CORP		4,213,300
43,800	OCCIDENTAL PETROLEUM CORP		2,158,026
62,500	UNOCAL CORP		2,422,500
26,700	VERITAS DGC INC	(A)	657,621
	TOTAL ENERGY		$20,074,471

	FINANCIALS	21.06%
10,900	AG EDWARDS INC		354,250
13,200	ALLSTATE CORP		621,456
1,300	AMERICAN FINL REALTY TRUST		17,225
129,950	AMERICAN INTL GROUP INC		9,180,967
4,100	ANTHRACITE CAPITAL INC		44,977
128,106	BANK OF AMERICA CORP		10,890,291
125,200	BANK OF NEW YORK CO INC		3,596,996
100	CAPITAL CORP OF THE WEST		3,940
2,400	CAPITAL CROSSING BANK	(A)	123,480
4,600	CAPITAL ONE FINL CORP		318,872
400	CENTRAL COAST BANCORP	(A)	7,139
1,100	CHICAGO MERCANTILE EXCHANGE		138,050
125,030	CITIGROUP INC		5,512,573
37,100	COMMERCE BANCORP INC		1,867,614
59,061	COUNTRYWIDE FINL CORP		4,258,298
12,132	GOLDMAN SACHS GROUP INC		1,069,921
224,870	JP MORGAN CHASE & CO		8,394,397
65,200	MBNA CORP		1,609,788
23,300	MELLON FINL CORP		640,284
40,861	MERRILL LYNCH & CO INC		2,031,609
14,300	PRINCIPAL FINL GROUP		486,057
1,200	SAFECO CORP		56,472
2,200	SIMON PPTY GROUP INC		113,542
59,988	SLM CORP		2,274,745
40,700	ST PAUL TRAVELERS COS		1,508,749
3,300	THORNBURG MTG INC REIT		91,509
3,900	TRIZEC PPTYS INC		62,595
2,753	UCBH HLDGS INC		107,615
500	UNIONBANCAL CORP		29,025
124,908	US BANCORP		3,534,896
1,500	W HLDG CO INC		24,750
7,300	WACHOVIA CORP		323,463
15,600	WELLS FARGO & CO		895,596
2,500	WILSHIRE STATE BANK CORP	(A)	68,525
900	ZENITH NATL INS CORP		38,583
	TOTAL FINANCIALS		$60,298,249

	HEALTH CARE	12.70%
16,800	AMGEN INC	(A)	955,584
148,200	APPLIED BIOSYSTEMS GROUP		3,066,258
29,300	BECTON DICKINSON & CO		1,383,839
500	BIOGEN IDEC INC	(A)	30,000
37,717	BOSTON SCIENTIFIC CORP	(A)	1,443,052
8,300	CARDINAL HEALTH INC		369,350
29,100	CIGNA CORP		1,804,491
70,262	GENENTECH INC	(A)	3,420,354
61,200	JOHNSON & JOHNSON		3,382,524
25,488	MEDTRONIC INC		1,265,989
75,600	MERCK & CO INC		3,428,460
273,900	PFIZER INC		8,753,844
10,029	QUEST DIAGNOSTICS		823,180
8,616	ROCHE HLDG AG		851,936
6,069	ST JUDE MEDICAL INC	(A)	413,481
57,742	UNITEDHEALTH GROUP INC		3,631,972
800	WYETH		28,320
17,401	ZIMMER HLDG INC	(A)	1,327,870
	TOTAL HEALTH CARE		$36,380,504

	INDUSTRIALS	12.42%
7,900	3M CO		650,644
600	BANTA CORP		23,826
48,200	BOEING CO		2,446,150
700	BURLINGTON NORTHERN SANTA FE CORP		24,836
25,906	CATERPILLAR INC		1,903,832
98,900	CENDANT CORP		2,262,832
49,500	EMERSON ELECTRIC CO		3,004,650
2,800	EXPRESSJET HLDGS INC	(A)	30,520
23,121	FEDEX CORP		1,893,147
9,229	GENERAL DYNAMICS CORP		912,010
348,706	GENERAL ELECTRIC CO		11,594,475
24,605	HONEYWELL INTL INC		925,394
54,800	LOCKHEED MARTIN CORP		2,903,852
33,500	MASCO CORP		1,013,040
1,000	NORTHROP GRUMMAN CORP		52,600
1,100	RAYTHEON CO		36,905
4,500	RYDER SYS INC		193,050
61,900	TEXTRON INC		3,794,470
44,703	TYCO INTL LTD		1,385,793
5,400	UNITED TECHNOLOGIES CORP		504,900
	TOTAL INDUSTRIALS		$35,556,926

	INFORMATION TECHNOLOGY	10.61%
70,200	CISCO SYS INC	(A)	1,464,372
50,853	DELL INC	(A)	1,803,756
33,234	ELECTRONIC ARTS INC	(A)	1,666,020
255,050	HEWLETT PACKARD CO		5,139,258
100,700	INTEL CORP		2,455,066
45,000	INTERNATIONAL BUSINESS MACHINES CORP		3,918,150
299,068	MICROSOFT CORP		8,511,475
139,285	MOTOROLA INC		2,218,810

45,109	QUALCOMM INC		3,116,130
7,500	SANMINA SCI CORP	(A)	55,050
1,600	UNITED ONLINE INC	(A)	24,960
	TOTAL INFORMATION TECHNOLOGY		$30,373,047

	MATERIALS	2.51%
48,900	ALCAN INC		1,937,418
95,550	DOW CHEMICAL CO		3,811,490
13,500	EASTMAN CHEMICAL CO		603,180
23,100	LOUISIANA PACIFIC CORP		547,008
7,752	MONSANTO CO		281,088
	TOTAL MATERIALS		$7,180,184

	TELECOMMUNICATION SERVICES	3.39%
31,900	AT&T CORP		481,690
49,400	BELLSOUTH CORP		1,338,246
10,800	SBC COMMUNICATIONS INC		273,672
4,700	SPRINT CORP		87,796
195,400	VERIZON COMMUNICATIONS INC		7,530,716
	TOTAL TELECOMMUNICATION SERVICES		$9,712,120

	UTILITIES	3.06%
49,500	EXELON CORP		1,727,550
10,000	GREAT PLAINS ENERGY INC		286,900
1,300	NATIONAL FUEL GAS CO		33,202
188,400	PG&E CORP	(A)	5,376,936
16,900	SEMPRA ENERGY		604,175
18,600	TXU CORP		737,676
	TOTAL UTILITIES		$8,766,439
TOTAL COMMON STOCK (COST $254,182,702)			$265,108,816

PREFERRED STOCK		1.53%

	CONSUMER DISCRETIONARY	1.53%
137,806	NEWS CORP LTD SPON ADR		4,378,097
	TOTAL CONSUMER DISCRETIONARY		$4,378,097
TOTAL PREFERRED STOCK (COST $4,615,339)			$4,378,097

Total Investments at Value 94.11% (Cost $258,798,041)			269,486,913

Other assets in excess of liabilities 5.89%			16,860,194

Net Assets 100.00%			$286,347,107

(A)	Non-income producing security.

REIT	Real Estate Investment Trust.
SPON ADR	Sponsored American Depositary Receipt.

Schedule of Investments

COMMONFUND INSTITUTIONAL FUNDS

CIF SMALL CAP FUND

July 31, 2004 (Unaudited)

Par Value or Shares	Description		Value

COMMON STOCK		98.69%

	CONSUMER DISCRETIONARY	14.10%
17,600	1-800-FLOWERS.COM INC	(A)	132,704
15,800	AARON RENTS INC		507,496
37,900	ALLIANCE GAMING CORP	(A)	539,317
22,600	ALLOY INC	(A)	116,277
14,600	AMERISTAR CASINOS INC		392,448
1,520	ANNTAYLOR STORES CORP	(A)	40,797
5,137	APPLEBEES INTL INC		136,850
1,700	BANDAG INC		75,905
10,050	BROOKSTONE INC	(A)	176,176
2,200	BURLINGTON COAT FACTORY WAREHOUSE CORP		39,908
1	CACHE INC	(A)	16
12,400	CALIFORNIA PIZZA KITCHEN INC	(A)	246,636
15,900	CALLAWAY GOLF CO		174,900
900	CARMIKE CINEMAS INC		30,780
7,800	CATALINA MARKETING CORP	(A)	155,766
2,250	CEC ENTERTAINMENT INC	(A)	81,787
8,850	CHAMPION ENTERPRISES INC	(A)	86,110
4,700	CHARLOTTE RUSSE HLDG INC	(A)	96,538
2,200	CHILDRENS PLACE	(A)	45,100
15,200	CIRCUIT CITY STORES INC		214,320
500	CKE RESTAURANTS INC	(A)	7,210
19,650	COLDWATER CREEK INC	(A)	369,813
3,800	CSS INDS INC		120,688
7,595	CUMULUS MEDIA INC CL A	(A)	111,495
4,525	DICKS SPORTING GOODS INC	(A)	147,062
5,100	DOMINOS PIZZA INC	(A)	70,890
600	FINISH LINE CL A	(A)	17,082
18,800	FLEETWOOD ENTERPRISES INC	(A)	252,672
5,600	FOOT LOCKER INC		126,000
18,600	GAMESTOP CORP CL A	(A)	286,440
5,225	GAYLORD ENTERTAINMENT CO	(A)	152,361
15,200	GENESCO INC	(A)	326,192
5,400	GOODYS FAMILY CLOTHING INC		47,088
10,930	GRAY TELEVISION INC		130,286
65,900	HARRIS INTERACTIVE INC	(A)	422,419
700	HARTMARX CORP	(A)	5,278
8,300	HAVERTY FURNITURE COS INC		154,297
1,200	HOOKER FURNITURE CORP		32,172
1,800	INSIGHT COMMUNICATIONS CO INC	(A)	15,840
19,905	INSIGHT ENTERPRISES INC	(A)	319,276

7,700	INTRAWEST CORP		124,740
5,100	J JILL GROUP INC	(A)	94,707
17,900	JACK IN THE BOX INC	(A)	571,010
17,000	JOURNAL COMMUNICATIONS INC CL A		303,280
4,200	JOURNAL REGISTER CO	(A)	81,480
75,375	LA QUINTA CORP PAIRED	(A)	577,372
6,600	LA-Z-BOY INC		114,048
31,700	LEAPFROG ENTERPRISES INC	(A)	627,660
1,000	LIN TV CORP CL A	(A)	18,150
8,900	LITHIA MOTORS INC CL A		207,904
650	MARINE PRODS CORP		10,692
300	MEN’S WEARHOUSE INC	(A)	7,947
4,400	MONACO COACH CORP		106,832
50,600	MOVIE GALLERY INC		879,934
11,500	OAKLEY INC		124,200
1,300	ORBITZ INC CL A	(A)	22,503
4,100	PACIFIC SUNWEAR OF CALIFORNIA INC	(A)	83,640
6,700	PAPA JOHNS INTL INC	(A)	203,479
2,600	PARTY CITY CORP	(A)	35,932
11,100	PAYLESS SHOESOURCE INC	(A)	143,634
7,500	PENN NTL GAMING INC	(A)	270,000
6,495	PETSMART INC		201,410
1,400	POMEROY IT SOLUTIONS INC	(A)	16,072
12,975	PRICELINE.COM INC	(A)	307,248
20,600	PRIME HOSPITALITY CORP	(A)	189,108
7,700	PROQUEST CO	(A)	192,500
1,100	RH DONNELLEY CORP	(A)	49,918
29,462	RARE HOSPITALITY INTL INC	(A)	831,123
14,000	RC2 CORP	(A)	439,600
9,100	READERS DIGEST ASSOCIATION INC		129,948
56,000	REGENT COMMUNICATIONS INC	(A)	323,680
9,400	RUSSELL CORP		166,286
13,500	RYANS RESTAURANT GROUP INC	(A)	195,615
11,500	SAKS INC	(A)	150,075
8,600	SCHOLASTIC CORP	(A)	236,586
15,800	SELECT COMFORT CORP	(A)	322,794
200	SONIC AUTOMOTIVE INC		4,470
13,200	STAGE STORES INC	(A)	468,072
800	STAMPS.COM INC	(A)	8,384
11,700	STEINWAY MUSICAL INSTRUMENTS INC	(A)	348,426
5,600	STONERIDGE INC	(A)	82,208
6,200	TALBOTS INC		190,960
18,400	THOMAS NELSON INC		396,520
46,600	TOO INC	(A)	698,068
8,700	TRANS WORLD ENTERTAINMENT CORP	(A)	86,391
6,600	TUPPERWARE CORP		113,322
6,200	UNIFIRST CORP		184,264
18,100	UNITED AUTO GROUP INC		496,664
2,700	VAIL RESORTS INC	(A)	52,677
8,800	VALUEVISION MEDIA INC CL A	(A)	101,728
12,600	VISTEON CORP		129,528
10,100	WARNACO GROUP INC	(A)	190,890
9,000	WESCO INTL INC	(A)	184,950
10,900	WESTWOOD ONE INC	(A)	259,420

12,400	WET SEAL INC CL A	(A)	63,240
2,800	WMS INDS INC	(A)	76,272
20,500	ZALE CORP	(A)	556,370
	TOTAL CONSUMER DISCRETIONARY		$19,458,323

	CONSUMER STAPLES	1.80%
1,700	7-ELEVEN INC	(A)	29,155
1,900	BJS WHOLESALE CLUB INC	(A)	44,289
14,500	CENTRAL GARDEN & PET CO	(A)	411,510
1,100	CHATTEM INC	(A)	31,691
20,200	CHIQUITA BRANDS INTL INC	(A)	394,708
7,100	NASH FINCH CO		187,582
9,400	PANTRY INC	(A)	204,826
31,700	RAYOVAC CORP	(A)	847,341
6,100	SANDERSON FARMS INC		294,203
1,300	USANA HEALTH SCIENCES INC	(A)	38,675
	TOTAL CONSUMER STAPLES		$2,483,980

	ENERGY	5.85%
2,200	CLAYTON WILLIAMS ENERGY INC	(A)	54,604
1,400	DENBURY RESOURCES INC	(A)	30,590
6,600	DRIL QUIP INC	(A)	124,410
3,000	FMC TECHNOLOGIES INC	(A)	90,000
10,800	FOREST OIL CORP	(A)	305,532
2,200	HEADWATERS INC	(A)	61,028
31,175	MAGNUM HUNTER RESOURCES INC	(A)	334,196
6,075	NATIONAL OILWELL INC	(A)	203,209
7,600	OCEANEERING INTL INC	(A)	251,332
22,200	OVERSEAS SHIPHOLDING GROUP		997,002
10,300	PETROLEUM DEVELOPMENT CORP	(A)	274,083
900	PIONEER DRILLING COMPANY	(A)	6,930
6,783	PLAINS EXPLORATION & PRODUCTION CO	(A)	141,426
2,700	PNM RESOURCES INC		56,268
42,200	PRIDE INTL INC	(A)	759,600
5,300	ROWAN COS INC	(A)	129,426
2,800	RPC INC		43,204
2,700	SOUTHWESTERN ENERGY CO	(A)	86,913
2,000	SPINNAKER EXPLORATION CO	(A)	71,540
2,050	ST MARY LAND & EXPLORATION CO		70,335
1,800	STONE ENERGY CORP	(A)	81,432
27,000	TESORO PETROLEUM CORP	(A)	783,000
2,300	TETRA TECHNOLOGIES INC	(A)	60,605
1,400	TODCO CL A	(A)	22,092
18,200	UNIT CORP	(A)	586,950
3,300	UNIVERSAL COMPRESSION HLDGS INC	(A)	108,273
30,400	VARCO INTL INC	(A)	734,768
44,500	VERITAS DGC INC	(A)	1,096,035
25,500	WH ENERGY SVCS INC	(A)	512,550
	TOTAL ENERGY		$8,077,333

	FINANCIALS	14.03%
300	ABC BANCORP		5,262
15,475	ACE CASH EXPRESS INC	(A)	357,782
3,500	ADVANTA CORP CL B		77,770

4,200	ALABAMA NTL BANCORP		240,366
1,600	AMERICAN EQUITY INVESTMENT LIFE HLDG CO	(A)	14,416
9,300	AMERICAN HOME MTG INVESTMENT REIT		240,405
1,090	AMERICANWEST BANCORP	(A)	18,857
26,200	ANTHRACITE CAPITAL INC		287,414
24,900	BANK MUTUAL CORP		280,872
35,900	BANKATLANTIC BANCORP INC CL A		654,816
4,200	BANKUNITED FINL CORP CL A	(A)	112,728
600	BEDFORD PPTY INVESTORS INC		16,794
15,600	BRANDYWINE REALTY TRUST REIT		425,880
7,450	BRISTOL WEST HLDGS INC		130,002
100	CAPITAL CORP OF THE WEST		3,940
2,600	CAPITAL CROSSING BANK	(A)	133,770
8,400	CAPITALSOURCE INC	(A)	181,608
1,500	CASCADE BANCORP		27,420
8,025	CB RICHARD ELLIS GROUP INC CL A	(A)	151,993
2,400	CENTER FINL CORP		36,336
600	CENTRAL COAST BANCORP	(A)	10,709
3,700	CENTRAL PACIFIC FINL CORP		100,233
300	CHEMICAL FINL CORP		10,362
7,200	CHITTENDEN CORP		244,584
6,400	CITY HLDG CO		195,008
3,300	CLARK INC	(A)	50,028
6,510	COLUMBIA BANKING SYS INC		141,723
2,300	COMMUNITY BANK SYS INC		51,773
1,070	COMMUNITY TRUST BANCORP INC		32,282
25,000	COMPUCREDIT CORP	(A)	393,250
9,400	CONSECO INC	(A)	169,012
2,900	CORUS BANKSHARES INC		116,435
13,300	CRT PROPERTIES INC REIT		287,280
10,300	DELPHI FINL GROUP INC CL A		417,665
5,500	EAST-WEST BANCORP INC		185,460
15,200	ENTERTAINMENT PPTYS TRUST REIT		537,472
9,500	EQUITY INNS INC REIT		86,165
33,680	ESPEED INC CL A	(A)	362,734
14,400	FELCOR LODGING TRUST INC REIT	(A)	164,160
400	FIRST FINL BANKSHARES INC		16,008
21,350	FIRST MARBLEHEAD CORP	(A)	895,846
17,600	FIRST NIAGARA FINL GROUP INC		214,544
500	FIRST REPUBLIC BANK		21,650
39,200	FLAGSTAR BANCORP INC		771,064
7,500	FLUSHING FINL CORP		129,600
7,545	FULTON FINL CORP		154,748
8,400	GREATER BAY BANCORP		221,340
3,600	HANCOCK HLDG CO		108,108
6,400	HANMI FINL CORP		185,600
3,400	HUDSON RIVER BANCORP INC		58,752
2,850	INDEPENDENT BANK CORP		72,903
19,600	IRWIN FINL CORP		523,908
4,000	KILROY REALTY CORP REIT		141,600
11,300	LASALLE HOTEL PPTYS		290,862
14,600	LTC PPTYS INC REIT		250,244
450	MAINSOURCE FINL GROUP INC		8,460
4,300	MID STATE BANCSHARES		104,791

8,200	NARA BANCORP INC		146,616
12,200	NATIONAL HEALTH INVESTORS INC REIT		334,646
4,525	NAVIGANT CONSULTING INC	(A)	94,799
3,900	NBT BANCORP INC		84,825
11,500	NEWCASTLE INVESTMENT CORP REIT		325,335
3,700	NYMAGIC INC		88,060
200	OLD SECOND BANCORP INC		5,172
18,800	OMEGA HEALTHCARE INVESTORS INC REIT		183,300
3,370	ORIENTAL FINL GROUP INC		85,767
8,133	PACIFIC CAPITAL BANCORP		225,447
8,200	PENNSYLVANIA REAL ESTATE TRUST		285,934
400	PEOPLES HLDG CO		13,040
8,540	PFF BANCORP INC		313,589
6,300	PHILADELPHIA CONSOLIDATED HLDG CORP	(A)	344,421
1,900	PHOENIX COS INC		19,703
2,625	PIPER JAFFRAY COS	(A)	106,969
2,400	PRIVATEBANCORP INC		67,200
11,700	PROCENTURY CORP	(A)	114,543
2,600	PROSPERITY BANCSHARES INC		62,998
100	PROVIDENT FINL HLDGS INC		2,336
12,100	PROVIDENT FINL SVCS INC		213,565
11,100	R&G FINL CORP CL B		389,388
5,400	RLI CORP		198,720
1,400	SAFETY INS GROUP INC		28,560
12,400	SELECTIVE INS GROUP		446,524
36,400	SENIOR HOUSING PPTYS TRUST REIT		607,880
2,760	SIGNATURE BANK	(A)	68,945
440	STERLING FINL CORP	(A)	13,922
25,500	STRATEGIC HOTEL CAPITAL INC REIT	(A)	368,475
34,700	TEXAS CAPITAL BANCSHARES INC	(A)	571,162
2,000	TRICO BANCSHARES		36,060
34,400	UICI	(A)	822,848
1,300	UNITED COMMUNITY FINL CORP		15,119
1,125	VIRGINIA COMMERCE BANCORP	(A)	27,281
2,000	WASHINGTON TRUST BANCORP INC		50,240
1,400	WESBANCO INC		39,424
1,900	WEST COAST BANCORP		39,121
900	WESTERN SIERRA BANCORP	(A)	30,105
10,700	WILSHIRE STATE BANK CORP	(A)	293,287
7,700	WINSTON HOTELS INC REIT		84,700
16,100	WORLD ACCEPTANCE CORP	(A)	344,379
15,000	ZENITH NATL INS CORP		643,050
	TOTAL FINANCIALS		$19,362,249

	HEALTH CARE	11.05%
2,700	ABGENIX INC	(A)	26,392
9,250	ACCREDO HEALTH INC	(A)	299,700
7,600	ADOLOR CORP	(A)	80,940
4,000	ADVANCED MEDICAL OPTICS INC	(A)	152,200
15,800	ADVISORY BOARD CO	(A)	504,336
14,100	ALBANY MOLECULAR RESEARCH INC	(A)	167,508
3,600	ALIGN TECHNOLOGY INC	(A)	61,848
29,400	ALPHARMA INC CL A		483,336
1,800	AMERICA SVC GROUP INC	(A)	63,774

12,370	AMERICAN HEALTHWAYS INC	(A)	336,835
14,600	AMERICAN MEDICAL SYS HLDGS INC	(A)	464,572
2,565	ANALOGIC CORP		106,550
5,700	BIO RAD LABS INC CL A	(A)	298,680
11,025	BRADLEY PHARMACEUTICALS INC	(A)	259,528
4,400	CARACO PHARM LABS INC	(A)	32,032
3,405	CEPHALON INC	(A)	172,021
3,700	CERNER CORP	(A)	166,500
13,100	CHARLES RIVER LABS INTL INC	(A)	590,417
12,485	CONCEPTUS INC	(A)	121,729
1,300	CTI MOLECULAR IMAGING INC	(A)	13,611
3,000	DADE BEHRING HLDGS INC	(A)	149,070
8,700	DIAGNOSTIC PRODS CORP		349,305
3,100	DIGENE CORP	(A)	105,834
3,255	FISHER SCIENTIFIC INTL	(A)	189,441
4,100	GEN PROBE INC	(A)	153,422
3,600	ICU MEDICAL INC	(A)	100,080
9,525	IMMUCOR INC	(A)	192,976
30,800	IMPAX LABS INC	(A)	435,820
8,540	INTUITIVE SURGICAL INC	(A)	195,395
600	INVACARE CORP		24,330
8,450	ISOLAGEN INC	(A)	67,515
1,500	IXIA	(A)	11,700
11,775	KINDRED HEALTHCARE INC	(A)	285,544
5,000	KOS PHARMACEUTICALS INC	(A)	147,850
5,100	KOSAN BIOSCIENCES INC	(A)	32,487
20,600	LABONE INC	(A)	607,906
13,700	LIFEPOINT HOSPITALS INC	(A)	457,717
1,600	LUMINEX CORP	(A)	12,192
5,300	MARINER HEALTH CARE INC	(A)	145,750
6,100	MEDICINES CO	(A)	161,406
4,750	MEDICIS PHARMACEUTICAL CORP CL A		169,907
1,300	MERIDIAN BIOSCIENCE INC		15,457
7,310	MGI PHARMA INC	(A)	204,753
8,800	MINE SAFETY APPLIANCES CO		326,920
5,500	MOLECULAR DEVICES CORP	(A)	112,255
2,600	NDCHEALTH CORP		54,626
17,250	NOVAVAX INC	(A)	81,247
8,700	NUTRACEUTICAL INTL CORP	(A)	122,583
400	OCULAR SCIENCES INC	(A)	17,652
39,800	OMNICELL INC	(A)	581,080
6,700	PDI INC	(A)	191,017
1,600	PER SE TECHNOLOGIES INC	(A)	22,480
2,200	PERRIGO CO		36,652
3,500	POLYMEDICA CORP		106,610
10,300	POZEN INC	(A)	66,950
8,400	PRIORITY HEALTHCARE CORP CL B	(A)	188,160
66,100	PSS WORLD MEDICAL INC	(A)	647,119
4,725	PSYCHIATRIC SOLUTIONS INC	(A)	120,535
27,300	RADIATION THERAPY SVS INC	(A)	370,188
1,400	REHABCARE GROUP INC	(A)	33,530
3,100	RES CARE INC	(A)	34,782
6,900	RESPIRONICS INC	(A)	384,468
8,062	SALIX PHARMACEUTICALS LTD	(A)	171,882

31,100	SELECT MEDICAL CORP		399,324
25,600	SOLA INTL INC	(A)	416,256
2,300	SYBRON DENTAL SPECIALTIES INC	(A)	61,870
4,300	TANOX INC	(A)	67,381
5,400	TECHNE CORP	(A)	214,920
5,400	TELIK INC	(A)	106,704
8,300	TRIMERIS INC	(A)	95,201
10,200	UNITED SURGICAL PARTNERS INTL INC	(A)	359,448
9,000	VCA ANTECH INC	(A)	378,270
2,600	VENTANA MED SYS INC	(A)	129,818
5,300	VERTEX PHARMACEUTICALS INC	(A)	48,919
12,700	VISX INC	(A)	271,907
4,650	WELLCARE GROUP INC	(A)	91,140
4,400	WEST PHARMACEUTICAL SVCS INC		167,596
4,500	ZOLL MEDICAL CORP	(A)	152,280
	TOTAL HEALTH CARE		$15,250,136

	INDUSTRIALS	16.53%
23,290	AAR CORP	(A)	242,216
8,600	ACTUANT CORP CL A	(A)	313,556
25,200	ACUITY BRANDS INC		601,020
37,500	AIRTRAN HLDGS INC	(A)	418,125
13,500	ALBANY INTL CORP CL A		403,920
2,100	ALEXANDER & BALDWIN INC		69,048
6,000	AMERICA WEST HLDGS CORP CL B	(A)	36,480
2,800	APPLIED INDUSTRIAL TECHNOLOGIES INC		89,516
32,300	ATLANTIC COAST AIRLINES HLDGS INC	(A)	118,541
2,300	BALDOR ELECTRIC CO		52,624
4,300	BARNES GROUP INC		111,585
15,100	BOWNE & CO INC		224,839
5,700	BRIGGS & STRATTON CORP		475,950
2,300	BRINKS CO		74,405
17,600	CENTRAL FREIGHT LINES INC	(A)	133,760
19,170	CHARLES RIVER ASSOCIATES INC	(A)	614,207
1,600	CIRCOR INTL INC		28,352
2,000	COINSTAR INC	(A)	40,700
6,300	CONSOLIDATED GRAPHICS INC	(A)	274,113
12,315	CORINTHIAN COLLEGES INC	(A)	230,537
3,285	CORPORATE EXECUTIVE BOARD CO		186,259
5,200	COVENANT TRANSPORT INC CL A	(A)	91,832
600	CURTISS-WRIGHT CORP		32,250
17,075	DIAMONDCLUSTER INTL INC CL A	(A)	170,408
10,900	DOLLAR THRIFTY AUTOMOTIVE GROUP INC	(A)	262,581
9,960	EDUCATION MANAGEMENT CORP	(A)	276,490
7,800	ELECTRO RENT CORP	(A)	75,816
28,900	ELKCORP		630,887
5,300	EMCOR GROUP INC	(A)	229,331
10,000	ESTERLINE TECHNOLOGIES CORP	(A)	313,900
34,000	EXPRESSJET HLDGS INC	(A)	370,600
11,100	FEDERAL SIGNAL CORP		188,811
3,100	FLORIDA EAST COAST INDS		115,227
7,700	FLOWSERVE CORP	(A)	184,415
15,400	FORWARD AIR CORP	(A)	611,534
6,700	FTI CONSULTING INC	(A)	115,642

2,400	G&K SVCS INC CL A		92,448
28,400	GARDNER DENVER INC	(A)	760,552
2,000	GENLYTE GROUP INC	(A)	124,600
16,500	GERBER SCIENTIFIC INC	(A)	106,920
40,800	GRIFFON CORP	(A)	855,576
4,200	HEICO CORP		73,794
5,300	HEICO CORP CL A		70,914
9,100	HERMAN MILLER INC		243,880
15,300	HUDSON HIGHLAND GROUP INC	(A)	464,202
8,900	HUGHES SUPPLY INC		542,188
400	II-VI INC	(A)	11,852
3,700	IMAGISTICS INTL INC	(A)	120,250
12,000	INSITUFORM TECHNOLOGIES INC CL A	(A)	215,640
7,365	INTEGRATED ALARM SVCS GROUP INC	(A)	37,709
3,500	INTEGRATED ELECTRICAL SVCS INC	(A)	29,645
9,800	INTERPOOL INC		172,480
2,400	IONICS INC	(A)	64,896
34,800	JACKSON HEWITT TAX SVC INC	(A)	605,520
24,300	JOHN H HARLAND CO		687,933
7,900	KAMAN CORP CL A		98,276
9,100	KAYDON CORP		265,083
2,900	LADISH CO INC	(A)	25,984
375	LANDSTAR SYS INC	(A)	18,679
5,300	LINCOLN ELECTRIC HLDGS INC		180,253
7,300	LYDALL INC	(A)	71,175
2,000	MARTEN TRANSPORT LTD	(A)	39,300
500	MCGRATH RENTCORP		16,225
20,700	MESA AIR GROUP INC	(A)	129,168
4,700	METAL MANAGEMENT INC	(A)	91,133
1,600	METHODE ELECTRONICS INC		20,848
8,575	MSC INDUSTRIAL DIRECT CO CL A		268,397
28,600	MTC TECHNOLOGIES INC	(A)	715,000
19,800	OVERNITE CORP		591,822
48,545	PACER INTL INC	(A)	766,283
6,300	PENN ENGINEERING & MANUFACTURING CORP		124,866
6,400	PINNACLE AIRLINES CORP	(A)	64,064
4,900	POWELL INDS INC	(A)	83,839
30,600	PRG SCHULTZ INTL INC	(A)	155,754
6,900	REGAL BELOIT CORP		144,900
1,775	RESOURCES CONNECTION INC	(A)	68,835
18,700	SCHOOL SPECIALTY INC	(A)	643,467
8,100	SCS TRANSPORTATION INC	(A)	208,575
32,200	SKYWEST INC		454,986
7,800	SOTHEBYS HLDGS INC CL A	(A)	124,644
6,600	SOURCECORP INC	(A)	155,166
21,800	STEELCASE INC CL A		284,490
2,400	TECUMSEH PRODS CO CL A		97,992
8,700	TEREX CORP	(A)	338,517
9,100	TORO CO		596,050
3,000	TRC COS INC	(A)	45,900
1,000	UNITED RENTALS INC	(A)	19,840
13,400	UNIVERSAL TECHNICAL INSTITUTE INC	(A)	438,180
1,400	US XPRESS ENTERPRISES INC CL A	(A)	25,718
4,700	VOLT INFORMATION SCIENCES INC	(A)	140,765

4,000	WABTEC CORP		72,800
2,800	WALTER INDS INC		39,060
24,700	WASTE CONNECTIONS INC	(A)	712,842
10,300	WATSCO INC		301,172
3,600	YELLOW ROADWAY CORP	(A)	156,636
9,000	YORK INTL CORP		320,220
	TOTAL INDUSTRIALS		$22,807,380

	INFORMATION TECHNOLOGY	28.53%
6,270	ACTEL CORP	(A)	94,175
14,115	ACTIVCARD CORP	(A)	93,582
7,425	ACTIVISION INC	(A)	108,776
12,100	ADAPTEC INC	(A)	90,629
1,900	ADE CORP	(A)	32,984
8,500	ADTRAN INC		227,035
3,000	ADVANCED ENERGY INDS INC	(A)	29,580
1,000	ADVENT SOFTWARE INC	(A)	15,860
68,425	AEROFLEX INC	(A)	758,833
8,300	ALTIRIS INC	(A)	208,413
16,300	AMIS HLDGS INC	(A)	240,099
17,600	ANIXTER INTL INC	(A)	589,248
300	ANSYS INC	(A)	14,232
21,200	ANTEON INTL CORP	(A)	660,168
21,400	APPLIED FILMS CORP	(A)	399,110
25,150	ARRIS GROUP INC	(A)	110,534
45,100	ASPECT COMMUNICATIONS CORP	(A)	381,997
11,100	ASPEN TECHNOLOGY INC	(A)	65,823
12,950	ATMI INC	(A)	263,662
1,200	AUGUST TECHNOLOGY CORP	(A)	12,420
73,400	AUTOBYTEL INC	(A)	499,854
23,000	AVOCENT CORP	(A)	688,620
89,100	AXCELIS TECHNOLOGIES INC	(A)	831,303
3,500	BEL FUSE INC CL B		128,590
44,900	BELDEN CDT INC	(A)	873,305
33,600	BELL MICROPRODUCTS INC	(A)	235,872
25,600	BISYS GROUP INC	(A)	349,440
800	BLACK BOX CORP		30,400
50,000	BORLAND SOFTWARE CORP	(A)	413,500
15,500	BROOKS AUTOMATION INC	(A)	223,355
3,300	C-COR.NET CORP	(A)	26,796
39,000	CHECKPOINT SYS INC	(A)	671,190
12,300	COHERENT INC	(A)	323,675
10,800	COMMSCOPE INC	(A)	222,480
13,800	COMPUTER TASK GROUP INC	(A)	46,230
5,100	COMTECH TELECOM	(A)	101,592
6,500	COVANSYS CORP	(A)	60,060
28,300	CREDENCE SYS CORP	(A)	253,568
32,900	CSG SYS INTL INC	(A)	539,560
20,400	CTS CORP		233,988
5,400	DIGITALNET HLDGS INC	(A)	137,808
16,840	DIGITAS INC	(A)	112,660
6,750	DIODES INC	(A)	154,710
500	DITECH COMMUNICATIONS CORP	(A)	10,295
53,500	DOT HILL SYS CORP	(A)	444,050

28,700	DSP GROUP INC	(A)	565,677
12,900	E.PIPHANY INC	(A)	51,600
85,000	EARTHLINK INC	(A)	838,950
15,200	ELECTRO SCIENTIFIC INDS INC	(A)	391,400
12,345	ELECTRONICS FOR IMAGING	(A)	247,764
11,700	EMULEX CORP	(A)	126,243
2,500	EPIQ SYS INC	(A)	37,250
20,700	ESS TECHNOLOGY	(A)	141,795
5,800	EVANS & SUTHERLAND COMPUTER CORP	(A)	24,360
20,700	EXAR CORP	(A)	278,829
3,100	EXCEL TECHNOLOGY INC	(A)	83,080
15,534	EXTREME NETWORKS INC	(A)	84,194
4,700	FACTSET RESEARCH SYS INC		202,805
15,300	FEI CO	(A)	307,683
5,600	FILENET CORP	(A)	106,400
29,800	FINDWHAT.COM	(A)	485,740
17,400	FSI INTL INC	(A)	91,350
9,775	GARTNER GROUP INC CL A	(A)	122,676
12,800	GARTNER GROUP INC CL B	(A)	159,744
8,100	GLOBAL IMAGING SYS INC	(A)	245,673
7,175	GLOBAL PAYMENTS INC		327,539
4,900	HELIX TECHNOLOGY CORP		70,756
15,220	HYPERION SOLUTIONS CORP	(A)	624,324
13,675	INFOCUS CORP	(A)	121,161
600	INFOSPACE INC	(A)	22,476
1,000	INFOUSA INC	(A)	8,990
13,000	INGRAM MICRO INC CL A	(A)	185,250
27,000	INTEGRATED DEVICE TECHNOLOGY INC	(A)	308,610
27,400	INTER TEL INC		594,306
28,475	INTERWOVEN INC	(A)	214,132
900	INTRADO INC	(A)	9,450
9,690	KEITHLEY INSTRUMENTS INC		200,777
58,900	KEMET CORP	(A)	594,301
52,200	KOMAG INC	(A)	591,948
79,400	KULICKE AND SOFFA INDS INC	(A)	620,114
5,240	LAM RESEARCH CORP	(A)	124,974
39,700	LATTICE SEMICONDUCTOR CORP	(A)	194,530
10,300	LECROY CORP	(A)	157,796
10,000	LIONBRIDGE TECHNOLOGIES INC	(A)	74,400
1,200	LITTELFUSE INC	(A)	46,560
34,400	LTX CORP	(A)	279,672
21,700	MACROVISION CORP	(A)	469,588
30,000	MAGMA DESIGN AUTOMATION INC	(A)	532,500
6,375	MANHATTAN ASSOCIATES INC	(A)	165,495
56,800	MANUGISTICS GROUP INC	(A)	156,200
9,000	MAPICS INC	(A)	88,020
23,500	MAXTOR CORP	(A)	109,980
5,000	MAXWELL TECHNOLOGIES INC	(A)	46,550
10,000	MCAFEE INC	(A)	179,800
3,900	MEDQUIST INC	(A)	44,616
18,025	MEMC ELECTRONICS MATERIALS INC	(A)	163,847
28,200	MERIX CORP	(A)	289,332
101,300	MICROMUSE INC	(A)	455,850
500	MICROS SYS INC	(A)	24,310

15,900	MICROSTRATEGY INC CL A	(A)	640,134
24,915	MINDSPEED TECHNOLOGIES INC	(A)	80,475
30,400	MKS INSTRUMENTS INC	(A)	447,488
12,600	MODEM MEDIA INC	(A)	57,834
1,100	MRO SOFTWARE INC	(A)	11,671
1,400	MSC SOFTWARE CORP	(A)	10,318
8,900	MTS SYS CORP		191,083
32,300	MYKROLIS CORP	(A)	323,000
3,300	NEOFORMA INC	(A)	33,660
4,800	NETEGRITY INC	(A)	31,392
11,800	NETIQ CORP	(A)	112,454
17,700	NEWPORT CORP	(A)	253,818
8,850	OPNET TECHNOLOGIES INC	(A)	82,305
29,800	PACKETEER INC	(A)	279,524
64,200	PARAMETRIC TECHNOLOGY CORP	(A)	291,468
2,400	PARK ELECTROCHEMICAL CORP		55,152
12,800	PAXAR CORP	(A)	246,784
11,900	PEGASUS SOLUTIONS INC	(A)	155,176
9,300	PEMSTAR INC	(A)	20,460
34,085	PHOENIX TECHNOLOGIES LTD	(A)	201,102
18,800	PHOTRONICS INC	(A)	272,036
16,900	PLANAR SYS INC	(A)	233,389
3,950	POLYCOM INC	(A)	76,156
11,600	POWERWAVE TECHNOLOGIES INC	(A)	64,264
31,800	PROGRESS SOFTWARE CORP	(A)	656,034
4,400	QAD INC		44,792
15,500	QUEST SOFTWARE INC	(A)	186,930
46,700	REMEC INC	(A)	218,556
1,500	RENAISSANCE LEARNING INC		31,950
900	ROFIN SINAR TECHNOLOGIES INC	(A)	19,089
270	RUDOLPH TECHNOLOGIES INC	(A)	4,320
27,050	SAPIENT CORP	(A)	189,080
12,400	SBS TECHNOLOGIES INC	(A)	159,340
26,900	SEMTECH CORP	(A)	533,965
29,900	SERENA SOFTWARE INC	(A)	460,460
6,950	SIGMATEL INC	(A)	106,127
14,820	SILICON IMAGE INC	(A)	177,692
55,900	SILICON STORAGE TECHNOLOGY INC	(A)	371,176
35,150	SS&C TECHNOLOGIES INC		708,273
14,450	STAKTEK HLDGS INC	(A)	71,961
9,900	SYMMETRICOM INC	(A)	81,180
7,825	SYNAPTICS INC	(A)	115,732
5,800	TAKE TWO INTERACTIVE SOFTWARE INC	(A)	181,656
28,500	TECHNITROL INC	(A)	527,250
28,400	TECHNOLOGY SOLUTIONS CO	(A)	28,116
40,500	TEKELEC	(A)	786,915
28,100	TNS INC	(A)	623,820
29,100	TRANSACTION SYS ARCHITECTS INC CL A	(A)	497,610
65,015	TTM TECHNOLOGIES INC	(A)	746,372
11,400	ULTRATECH INC	(A)	142,044
51,300	UNITED ONLINE INC	(A)	800,280
5,900	VARIAN INC	(A)	223,610
5,200	VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INC	(A)	155,324
5,500	VEECO INSTRUMENTS INC	(A)	125,125

30,500	VISHAY INTERTECHNOLOGY INC	(A)	472,750
14,360	WATCHGUARD TECHNOLOGIES INC	(A)	75,677
7,500	WEBEX COMMUNICATIONS INC	(A)	153,900
35,000	WITNESS SYS INC	(A)	465,850
20,600	WJ COMMUNICATIONS INC	(A)	53,766
7,200	WOODHEAD INDS INC		107,928
11,000	ZORAN CORP	(A)	194,590
	TOTAL INFORMATION TECHNOLOGY		$39,371,811

	MATERIALS	4.91%
19,000	CAMBREX CORP		418,950
7,000	CENTURY ALUMINUM CO	(A)	164,850
23,400	CROMPTON CORP		139,698
10,100	FERRO CORP		201,091
23,200	FMC CORP	(A)	1,019,640
900	GEORGIA GULF CORP		31,995
15,825	GRAFTECH INTL LTD	(A)	174,550
4,400	GREIF INC CL A		163,504
4,200	HB FULLER CO		112,266
45,700	LOUISIANA PACIFIC CORP		1,082,176
21,000	MACDERMID INC		614,460
3,600	MATERIAL SCIENCES CORP	(A)	43,380
6,300	NN INC		70,497
7,600	OCTEL CORP		196,232
4,300	OLIN CORP		74,304
11,700	OM GROUP INC	(A)	374,634
2,700	QUAKER CHEMICAL CORP		67,230
9,000	RTI INTL METALS INC	(A)	134,910
450	SCHNITZER STEEL INDUSTRIES INC CL A		13,919
5,500	SILGAN HLDGS INC		264,605
22,200	SPARTECH CORP		530,580
27,000	STEEL DYNAMICS INC		884,250
	TOTAL MATERIALS		$6,777,721

	TELECOMMUNICATION SERVICES	1.35%
61,000	ALAMOSA HLDGS INC	(A)	468,480
38,200	BOSTON COMMUNICATIONS GROUP	(A)	329,666
1,400	GOLDEN TELECOM INC		35,336
1,600	NORTH PITTSBURGH SYS INC		30,640
84,500	PTEK HLDGS INC	(A)	970,905
3,900	TALK AMERICA HLDGS INC	(A)	25,272
	TOTAL TELECOMMUNICATION SERVICES		$1,860,299

	UTILITIES	0.54%
2,100	CLECO CORP		36,225
1,200	EL PASO ELECTRIC CO	(A)	18,060
4,700	ENERGEN CORP		222,545
4,600	NEW JERSEY RES CORP		186,990
4,900	SOUTH JERSEY INDS INC		222,509
800	SOUTHWEST GAS CORP		18,936
800	UIL HLDGS CORP		36,784
	TOTAL UTILITIES		$742,049
TOTAL COMMON STOCK (COST $133,989,107)			$136,191,281

Total Investments at Value 98.69% (Cost $133,989,107)			136,191,281

Other assets in excess of liabilities 1.31%			1,814,021

Net Assets 100.00%			$138,005,302

(A)	Non-income producing security.

REIT	Real Estate Investment Trust.

Schedule of Investments

COMMONFUND INSTITUTIONAL FUNDS

CIF ALL CAP EQUITY FUND

July 31, 2004 (Unaudited)

Par Value or Shares	Description		Value

COMMON STOCK		81.49%

	CONSUMER DISCRETIONARY	14.95%
138,200	COMCAST CORP CL A	(A)	3,786,680
102,400	COMCAST CORP SPECIAL CL A	(A)	2,744,320
107,300	DIRECTV GROUP INC	(A)	1,739,333
76,600	EBAY INC	(A)	6,000,078
71,600	FOOT LOCKER INC		1,611,000
46,100	JONES APPAREL GROUP INC		1,721,835
97,800	LTD BRANDS		1,999,032
60,400	MICHELIN (CGDE) CL B		3,359,599
14,400	MOHAWK INDS INC	(A)	1,058,976
66,800	PACIFIC SUNWEAR OF CALIFORNIA INC	(A)	1,362,720
43,300	RENT-A-CENTER INC	(A)	1,270,422
28,000	SCIENTIFIC GAMES CORP CL A	(A)	498,680
190,200	UNITEDGLOBALCOM INC CL A	(A)	1,205,868
126,200	UNIVISION COMMUNICATIONS INC CL A	(A)	3,656,014
	TOTAL CONSUMER DISCRETIONARY		$32,014,557

	CONSUMER STAPLES	1.27%
67,500	BUNGE LTD		2,708,775
	TOTAL CONSUMER STAPLES		$2,708,775

	ENERGY	6.21%
39,400	APACHE CORP		1,833,282
25,600	DEVON ENERGY CORP		1,778,944
70,900	HELMERICH & PAYNE INC		1,795,188
49,300	MARATHON OIL CORP		1,857,131
23,600	NABORS INDS LTD	(A)	1,097,400
57,800	NOBLE CORP	(A)	2,238,016
54,300	PATTERSON-UTI ENERGY INC		989,889
53,600	PETROKAZAKHSTAN INC CL A		1,696,440
	TOTAL ENERGY		$13,286,290

	FINANCIALS	10.32%
38,800	BANK OF AMERICA CORP		3,298,388
67,500	CITIGROUP INC		2,976,075
45,200	FNMA		3,207,392
63,000	GREATER BAY BANCORP		1,660,050
78,200	INFINITY PPTY & CASUALTY CORP		2,250,596
36,000	NATIONAL CITY CORP		1,314,000
92,080	PLATINUM UNDERWRITERS HLDGS LTD		2,562,586
31,800	RENAISSANCERE HLDG LTD		1,685,400
65,100	WILLIS GROUP HLDGS LTD		2,265,480
12,200	XL CAPITAL LTD CL A		862,296
	TOTAL FINANCIALS		$22,082,263

	HEALTH CARE	13.00%
21,700	AETNA INC		1,861,860
19,400	ANTHEM INC	(A)	1,599,918
13,900	BIOGEN IDEC INC	(A)	834,000
60,400	GENENTECH INC	(A)	2,940,272
76,400	GENITOPE CORP	(A)	683,016
79,200	GENZYME CORP	(A)	4,061,376
51,000	GILEAD SCIENCES INC	(A)	3,296,640
45,600	LABORATORY CORP OF AMERICA HLDGS	(A)	1,785,696
40,700	MERCK & CO INC		1,845,745
87,800	PROVINCE HEALTHCARE CO	(A)	1,275,734
122,800	WYETH		4,347,120
43,300	ZIMMER HLDG INC	(A)	3,304,223
	TOTAL HEALTH CARE		$27,835,600

	INDUSTRIALS	11.78%
152,300	AMERICAN ECOLOGY CORP	(A)	1,675,300
203,000	AMR CORP	(A)	1,711,290
193,200	CAPITAL ENVIRONMENTAL RESOURCE INC	(A)	975,660
136,000	CONTINENTAL AIRLINES INC CL B	(A)	1,222,640
16,100	DEERE & CO		1,011,241
117,600	FAIRCHILD SEMICONDUCTOR INTL INC CL A	(A)	1,727,544
102,000	ITT EDUCATIONAL SVCS INC	(A)	3,248,700
57,000	L-3 COMMUNICATIONS HLDGS INC		3,485,550
43,300	MASCO CORP		1,309,392
112,000	TYCO INTL LTD		3,472,000
52,700	UNITED DEFENSE INDS INC	(A)	1,826,055
100,000	USF CORP		3,550,000
	TOTAL INDUSTRIALS		$25,215,372

	INFORMATION TECHNOLOGY	10.65%
79,600	APPLIED MATERIALS INC	(A)	1,350,812
210,500	AXCELIS TECHNOLOGIES INC	(A)	1,963,965
172,900	CISCO SYS INC	(A)	3,606,694
234,600	CITRIX SYS INC	(A)	4,133,652
279,600	CYPRESS SEMICONDUCTOR CORP	(A)	3,170,664
152,600	MICROSOFT CORP		4,342,996
108,600	NESTOR INC	(A)	491,958
175,200	TEXAS INSTRUMENTS INC		3,737,016
	TOTAL INFORMATION TECHNOLOGY		$22,797,757

	MATERIALS	5.08%
52,700	ALCOA INC		1,687,981
19,700	DOW CHEMICAL CO		785,833
159,700	PACTIV CORP	(A)	3,765,726
54,400	RINKER GROUP LTD ADR		3,155,200
22,600	UNITED STATES STEEL CORP		861,964
9,900	WEYERHAEUSER CO		613,800
	TOTAL MATERIALS		$10,870,504

	TELECOMMUNICATION SERVICES	6.87%
240,500	ANDREW CORP	(A)	2,609,425
58,400	ARCH WIRELESS INC CL A	(A)	1,647,464
149,700	NEXTEL COMMUNICATIONS INC CL A	(A)	3,407,172
78,800	NII HLDGS INC CL B	(A)	2,995,976
94,300	SPECTRASITE INC	(A)	4,054,900
	TOTAL TELECOMMUNICATION SERVICES		$14,714,937

	UTILITIES	1.36%
196,900	ALLEGHENY ENERGY INC	(A)	2,921,996
	TOTAL UTILITIES		$2,921,996
TOTAL COMMON STOCK (COST $180,238,945)			$174,448,051

PREFERRED STOCK		0.50%

	CONSUMER DISCRETIONARY	0.50%
33,600	NEWS CORP LTD SPON ADR		1,067,472
	TOTAL CONSUMER DISCRETIONARY		$1,067,472
TOTAL PREFERRED STOCK (COST $1,140,257)			$1,067,472

Total Investments at Value 81.99% (Cost $181,379,202)			175,515,523

Other assets in excess of liabilities 18.01%			38,556,751

Net Assets 100.00%			$214,072,274

(A)	Non-income producing security.

ADR	American Depositary Receipt.
SPON ADR	Sponsored American Depositary Receipt.

Schedule of Investments

COMMONFUND INSTITUTIONAL FUNDS

CIF CORE PLUS BOND FUND

July 31, 2004 (Unaudited)

Par Value or Shares	Description		Value

ASSET BACKED SECURITIES		2.65%
472,559	BAYVIEW FINL ACQUISITION TRUST SERIES 2003-DA CL A 1.770% 05/28/2034		473,982
177,778	BAYVIEW FINL ACQUISITION TRUST SERIES 2020-FA CL A (IO) 144A 7.000% 06/25/2005	(O)	6,667
264,421	CDC MTG CAPITAL TRUST SERIES 2002-HE3 CL A (FRN) 1.790% 03/25/2033		265,829
255,477	CENTEX HOME EQUITY TRUST SERIES 2002-D CL AV (FRN) 1.740% 12/25/2032		256,082
200,000	CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-C1 CL C 2.170% 02/09/2009		202,824
750,000	CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CL A1 2.550% 01/20/2009		736,967
900,000	CONSECO FINANCE SECURITIZATION CORP SERIES 2000-6 CL A5 7.270% 09/01/2032		913,284
240,664	COUNTRYWIDE ASSET BACKED SECURITIES INC SERIES 2002-BC1 CL A (FRN) 1.630% 04/25/2032		241,048
278,573	COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-F CL A (FRN) 1.589% 11/15/2028		281,318
270,000	DAIMLER CHRYSLER MASTER TRUST SERIES 02-A CL NT 1.299% 05/15/2007		270,114
158,928	EQCC HOME EQUITY LOAN TRUST SERIES 02-1 CL 2A (FRN) 1.600% 11/25/2031		159,262
111,934	GREEN TREE FINL CORP SERIES 1992-2B CL B 9.150% 01/15/2018		100,415
575,000	MBNA CREDIT CARD MASTER NOTE TRUST II SERIES 2004-4A CL A 2.700% 09/15/2009		564,532
500,000	MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-6A CL A 2.750% 10/15/2010		480,874
100,000	PEGASUS AVIATION LEASE SECURITIZATION SERIES 2000-1 CL A2 144A 8.370% 03/25/2030	(O)	62,363
71,636	SLMA SERIES 2001-4 CL A1 1.220% 01/25/2011		71,645
TOTAL ASSET BACKED SECURITIES (COST $5,094,677)			$5,087,206

COLLATERALIZED MORTGAGE OBLIGATIONS		8.24%

	PRIVATE LABEL CMO’S	7.89%
463,261	ADVANTA MTG LOAN TRUST SERIES 1998-3 CL A2 1.600% 09/25/2028		463,877
900,000	AESOP FUNDING II LLC SERIES 03-4A CL A1 144A (FRN) 1.510% 08/20/2007	(O)	900,121
67,219	AMORTIZING RESIDENTIAL COLLATERAL TRUST SERIES 2002-BC1 CL AW (FRN) 1.580% 01/01/2032		67,219
100,000	ASSET SECURITIZATION CORP SERIES 1997-D5 CL A2 7.078% 02/14/2043		110,383

300,000	BANK OF AMERICA ALTERNATIVE TRUST 2004-7 CL 4A1 5.000% 07/25/2019	(B)	300,516
460,000	CHASE COMMERCIAL MTG SECURITIES CORP 2000-3 CL A2 7.319% 10/15/2032		519,738
101,975	CHASE FUNDING LOAN ACQUISITION TRUST SERIES 2003-C1 CL 2A1 (FRN) 1.450% 05/25/2024		101,979
957,763	CHEVY CHASE FUNDING LLC SERIES 2004-1 CL A-1 144A 1.390% 01/25/2035	(B)	957,763
421,350	COMMERCIAL MTG ACCEPTANCE CORP SERIES 1997-ML1 CL A4 6.735% 12/15/2030		452,733
135,000	COMMERCIAL MTG ASSET TRUST SERIES 2004-LNB2 CL A4 4.715% 03/10/2039		130,593
600,000	CRIIMI MAE COMMERCIAL MTG TRUST SERIES 1998-C1 CL A2 144A 7.000% 06/02/2033	(O)	635,702
250,000	DLJ COMMERCIAL MTG CORP SERIES 2000-CKP1 CL A1B 7.180% 08/10/2010		280,924
410,000	FIRST UNION LEHMAN BROTHERS BANK OF AMERICA SERIES 1998-C2 CL A2 6.560% 11/18/2035		444,075
250,000	GENERAL MOTORS ACCEPTANCE CORP COMMERCIAL MTG SECURITIES INC SERIES 1999-C2 CL A2 6.945% 09/15/2033		276,443
385,000	GMAC COMMERCIAL MTG SECURITIES INC SERIES 2000-C2 CL A2 7.455% 08/16/2033		435,653
360,000	GREENWICH CAPITAL COMMERCIAL FUNDING CORP SERIES 2004-GG1 CL A4 4.755% 06/10/2036		361,596
232,512	GS MTG SECURITIES CORP II SERIES 1998-C1 CL A3 6.135% 10/18/2030		247,983
8,307,410	GS MTG SECURITIES CORP II SERIES 2003-C1 CL X2 144A 1.175% 01/10/2040	(O)	301,900
33,879	HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2002-4 CL A 1.830% 10/20/2032		33,958
312,762	IMPAC CMB TRUST SERIES 02-1 CL A 1.770% 03/25/2032		313,253
888,146	IMPAC CMB TRUST SERIES 2003-12 CL A1 1.680% 12/25/2033		890,506

154,524	IMPAC SECURED ASSETS CMN OWNER TRUST SERIES 2003-2 CL A2 6.000% 08/25/2033		157,760
390,000	JP MORGAN CHASE COMMERCIAL MTG SECURITIES CORP SERIES 2001-CIC2 CL A2 6.244% 04/15/2035		417,437
270,000	JP MORGAN CHASE COMMERCIAL MTG SECURITIES CORP SERIES 2001-CIC2 CL A3 6.429% 04/15/2035		294,614
380,000	JP MORGAN CHASE COMMERCIAL MTG SECURITIES CORP SERIES 2001-CIC3 CL A2 6.044% 11/15/2035		404,425
525,000	JP MORGAN CHASE COMMERCIAL MTG SECURITIES CORP SERIES 2004-CB9 CL A4 5.383% 06/12/2041		536,844
305,000	LB UBS COMMERCIAL MTG TRUST SERIES 2000-C4 CL A2 7.370% 08/15/2026		346,480
296,137	MASTER ALTERNATIVE LOANS TRUST 2004-6 CL 10A1 6.000% 07/25/2034		305,976
33,719	MERRILL LYNCH MTG INVESTORS INC SERIES 2002-NC1 CL A1 (FRN) 1.620% 05/25/2033		33,758
325,000	MORGAN STANLEY CAPITAL I SERIES 1999-FNV1 CL A2 6.530% 03/15/2031		353,236
471,084	RESIDENTIAL ASSET SECURITIES CORP SERIES 2003-RP2 CL A1 1.570% 07/25/2041	(B)(O)	471,083
1,476,641	RESIDENTIAL ASSET SECURITIZATION TRUST SERIES 2003-A14 CL A1 4.750% 02/25/2019		1,440,110
300,000	SALOMON BROTHERS MTG SECURITIES VII SERIES 2000-C1 CL A2 7.520% 12/18/2009		340,363
404,927	START SERIES 2003-2 1.550% 01/21/2009	(B)	403,599
165,328	STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC4 CL 1A1 1.420% 05/25/2033		165,328

113,412	STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC5 CL 1A1 1.420% 06/25/2033		113,412
478,704	STRUCTURED ASSET SECURITIES CORP SERIES 1996-CFL CL G 7.750% 02/25/2028		518,583
331,132	STRUCTURED ASSET SECURITIES CORP SERIES 2003-AL2 CL A 3.357% 01/25/2031	(O)	315,300
209,449	WACHOVIA BANK COMMERCIAL MTG TRUST SERIES 2003-WHL2 CL A1 144A (FRN) 1.429% 06/15/2013	(O)	209,468
56,838	WASHINGTON MUTUAL MTG CERTIFICATES SERIES 2020-S8 CL IA1 5.750% 01/25/2033		56,993
22,537	WASHINGTON MUTUAL SERIES 2002-MS12 CL A 6.500% 05/25/2032		22,923
	TOTAL PRIVATE LABEL CMO’S		$15,134,607

	U.S. AGENCY CMO’S	0.35%
92,031	FHLMC SERIES 2277 CL B 7.500% 01/15/2031		93,531
175,000	FHLMC SERIES 2550 CL QP 5.000% 03/15/2026		178,438
200,000	FNMA SERIES 1999-7 CL AB 6.000% 03/25/2029		206,851
180,000	FNMA SERIES 2002-81 CL BR 5.250% 04/25/2025		186,228
	TOTAL U.S. AGENCY CMO’S		$665,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $15,871,947)			$15,799,655

CORPORATE DEBT		22.51%

	BASIC MATERIALS	0.29%
10,000	ABITIBI CONSOLIDATED INC GUARANTEED NOTE 144A 5.020% 06/15/2011	(O)	10,175
50,000	ALCAN INC NOTE 6.125% 12/15/2033		49,226
52,000	CASCADES INC 144A 7.250% 02/15/2013		53,040
13,000	FMC CORP SENIOR SECURED NOTE 10.250% 11/01/2009		15,015
70,000	GEORGIA PACIFIC CORP 8.000% 01/15/2024		72,975
17,000	GEORGIA PACIFIC CORP NOTE 9.500% 12/01/2011		20,315
7,000	GEORGIA PACIFIC CORP NOTE 7.700% 06/15/2015		7,560
1,000	GEORGIA PACIFIC CORP NOTE 8.875% 05/15/2031		1,117
9,000	GEORGIA PACIFIC CORP SENIOR NOTE 8.875% 02/01/2010		10,327
26,000	IMC GLOBAL INC SENIOR NOTE 10.875% 06/01/2008		30,550
3,000	IMC GLOBAL INC SENIOR NOTE 11.250% 06/01/2011		3,480
10,000	IMC GLOBAL INC SENIOR NOTE 10.875% 08/01/2013		12,200
35,000	INTERNATIONAL PAPER CO NOTE 5.500% 01/15/2014		34,745
35,000	INTERNATIONAL STEEL GROUP INC NOTE 144A 6.500% 04/15/2014	(O)	33,162
32,000	MACDERMID INC SENIOR SUBORDINATED NOTE 9.125% 07/15/2011		35,760
95,000	MEADWESTVACO CORP NOTE 6.850% 04/01/2012		102,641
20,000	NALCO CO SENIOR NOTE 144A 7.750% 11/15/2011	(O)	20,800
11,000	WESTLAKE CHEMICAL CORP SENIOR NOTE 8.750% 07/15/2011		12,072
10,000	WEYERHAEUSER CO NOTE 6.750% 03/15/2012		10,933
20,000	WEYERHAEUSER CO NOTE 7.125% 07/15/2023		21,305
	TOTAL BASIC MATERIALS		$557,398

	COMMUNICATIONS	3.05%
335,000	AT&T BROADBAND CORP NOTE 8.375% 03/15/2013		397,157
35,000	AT&T WIRELESS SVCS INC NOTE 8.125% 05/01/2012		40,951
26,000	BRITISH SKY BROADCASTING GROUP PLC GUARANTEED NOTE 6.875% 02/23/2009		28,503

115,000	BRITISH TELECOM PLC NOTE (STEP BOND) 8.875% 12/15/2030		144,812
50,000	CENTURYTEL INC SERIES L 7.875% 08/15/2012		56,325
80,000	CHARTER COMMUNICATIONS HLDGS LLC SENIOR NOTE 10.750% 10/01/2009		64,400
50,000	CINCINNATI BELL INC SENIOR NOTE 7.250% 07/15/2013		46,625
35,000	CINCINNATI BELL INC SUBORDINATED NOTE 8.375% 01/15/2014		30,800
300,000	COMCAST CABLE COMMUNICATIONS CORP NOTE 6.750% 01/30/2011		326,777
75,000	COMCAST CORP NOTE 6.500% 01/15/2015		78,911
15,000	COX COMMUNICATIONS INC NOTE 7.125% 10/01/2012		16,542
50,000	COX COMMUNICATIONS INC NOTE 4.625% 06/01/2013		46,539
10,000	COX COMMUNICATIONS INC NOTE 5.500% 10/01/2015		9,763
52,000	CSC HLDGS INC SENIOR NOTE 7.875% 02/15/2018		49,790
35,000	CSC HLDGS INC SENIOR NOTE 144A 6.750% 04/15/2012	(O)	33,775
155,000	DEUTSCHE TELEKOM INTL FINANCE BV GLOBAL NOTE 5.250% 07/22/2013		153,513
75,000	DEUTSCHE TELEKOM INTL FINANCE BV GUARANTEED NOTE 8.250% 06/15/2005		78,638
130,000	DEUTSCHE TELEKOM INTL FINANCE BV GUARANTEED NOTE (STEP BOND) 8.750% 06/15/2030		161,488
20,000	DEUTSCHE TELEKOM INTL FINANCE BV NOTE 8.500% 06/15/2010		23,589
43,000	ECHOSTAR DBS CORP NOTE 4.850% 10/01/2008		44,720
30,000	INTELSAT LTD SENIOR NOTE 6.500% 11/01/2013		26,771
36,000	LAMAR MEDIA CORP SENIOR SUBORDINATED NOTE 7.250% 01/01/2013		37,170
70,000	LENFEST COMMUNICATIONS INC SENIOR SECURED NOTE 8.375% 11/01/2005		74,572
300,000	LIBERTY MEDIA CORP SENIOR NOTE (FRN) 3.020% 09/17/2006		304,551
20,000	LIBERTY MEDIA CORP SENIOR NOTE EXCHANGEABLE CONVERTIBLE 3.750% 02/15/2030		13,025
24,000	MCI INC 5.908% 05/01/2007		23,250
24,000	MCI INC 6.688% 05/01/2009		22,110
21,000	MCI INC 7.735% 05/01/2014		18,926
50,000	NEWS AMERICA INC GUARANTEED SENIOR NOTE 7.300% 04/30/2028		54,782
45,000	NEWS AMERICA INC GUARANTEED SENIOR NOTE 7.625% 11/30/2028		51,259
50,000	NEWS AMERICA INC SENIOR NOTE 7.280% 06/30/2028		54,690
120,000	QWEST CAPITAL FUNDING INC NOTE 7.900% 08/15/2010		106,800
60,000	QWEST COMMUNICATIONS INTL INC SENIOR NOTE 144A 4.750% 02/15/2009	(O)	57,300
10,000	QWEST CORP 144A 9.125% 03/15/2012	(O)	11,000
23,000	ROGERS CABLE INC SENIOR SECURED NOTE 6.250% 06/15/2013		22,157
30,000	ROGERS WIRELESS COMMUNICATIONS INC SENIOR SECURED NOTE 6.375% 03/01/2014		27,975
1,259	SHAW COMMUNICATIONS INC SENIOR NOTE 8.250% 04/11/2010		1,376
20,000	SHAW COMMUNICATIONS INC SENIOR NOTE 7.250% 04/06/2011		20,858
18,000	SHAW COMMUNICATIONS INC SENIOR NOTE 7.200% 12/15/2011		18,773
340,000	SPRINT CAPITAL CORP SENIOR NOTE (STEP BOND) 4.780% 08/17/2006		347,908
15,000	SUN MEDIA CORP SENIOR NOTE 7.625% 02/15/2013		15,525

105,000	TCI COMMUNICATIONS INC NOTE 7.875% 02/15/2026		119,932
85,000	TELECOM ITALIA CAPITAL SERIES B GUARANTEED GLOBAL NOTE 144A 5.250% 11/15/2013	(O)	83,488
55,000	TELECOMMUNICATIONS INC NOTE 7.875% 08/01/2013		63,241
125,000	TIME WARNER COS INC GUARANTEED NOTE 6.625% 05/15/2029		123,337
40,000	TIME WARNER COS INC NOTE 7.570% 02/01/2024		43,595
250,000	TIME WARNER COS INC NOTE 7.625% 04/15/2031		275,039
60,000	TIME WARNER ENTERTAINMENT CO LP SENIOR SUBORDINATED NOTE 8.375% 07/15/2033		70,979
35,000	TIME WARNER INC GLOBAL NOTE 6.125% 04/15/2006		36,663
60,000	TIME WARNER INC GUARANTEED NOTE 6.950% 01/15/2028		61,435
150,000	TIME WARNER INC NOTE 8.180% 08/15/2007		167,789
65,000	TIME WARNER INC NOTE 6.875% 05/01/2012		70,839
75,000	TIME WARNER INC NOTE 7.700% 05/01/2032		83,311
20,000	TURNER BROADCASTING SYS INC SR NTS 8.375% 07/01/2013		23,609
180,000	US WEST COMMUNICATIONS INC NOTE 5.625% 11/15/2008		177,300
215,000	VERIZON GLOBAL FUNDING CORP NOTE 7.250% 12/01/2010		242,100
10,000	VERIZON NEW JERSEY INC NOTE 7.850% 11/15/2029		11,587
460,000	VERIZON NEW JERSEY INC NOTE SERIES A 5.875% 01/17/2012		477,358
75,000	VERIZON PENNSYLVANIA INC NOTE CL A 5.650% 11/15/2011		77,127
60,000	VIACOM INC SENIOR NOTE 5.625% 08/15/2012		61,537
95,000	VODAFONE GROUP PLC NOTE 7.750% 02/15/2010		109,555
300,000	VODAFONE GROUP PLC NOTE 5.000% 12/16/2013		294,575
25,000	WALT DISNEY CO NOTE (MTN) 6.200% 06/20/2014		26,455
	TOTAL COMMUNICATIONS		$5,845,247

	CONSUMER, CYCLICAL	0.97%
30,000	CHRYSLER CORP NOTE 7.450% 03/01/2027		31,378
380,000	DAIMLERCHRYSLER NORTH AMERICA HDLG CORP GUARANTEED NOTE 4.050% 06/04/2008		376,528
68,405	DELTA AIRLINES INC SERIES 2001-1 CL A1 6.619% 03/18/2011		63,899
177,508	DELTA AIRLINES INC SERIES 2002-1 CL G-1 6.718% 01/02/2023		183,246
20,000	DR HORTON INC SENIOR NOTE 7.875% 08/15/2011		22,300
510,000	GENERAL MOTORS NOVA SCOTIA FINL GUARANTEED NOTE 6.850% 10/15/2008		535,613
26,000	HARRAHS OPERATING INC GUARANTEED SENIOR SUBORDINATED NOTE 7.875% 12/15/2005		27,462
220,000	HERTZ CORP NOTE 2.040% 03/24/2005		220,006
24,000	JC PENNEY CO INC NOTE 8.000% 03/01/2010		26,940
11,000	LENNAR CORP SENIOR NOTE 9.950% 05/01/2010		12,224
40,000	MGM MIRAGE INC SENIOR NOTE 8.500% 09/15/2010		44,200
10,000	MOHEGAN TRIBAL GAMING AUTHORITY SENIOR NOTE 8.125% 01/01/2006		10,725
40,000	MOHEGAN TRIBAL GAMING AUTHORITY SENIOR SUBORDINATED NOTE 8.375% 07/01/2011		45,500
15,000	NATIONAL WATERWORKS INC SENIOR SUBORDINATED NOTE 10.500% 12/01/2012		16,950
5,000	PARK PLACE ENTERTAINMENT CORP SENIOR NOTE 7.000% 04/15/2013		5,219
24,000	PARK PLACE ENTERTAINMENT CORP SENIOR SUBORDINATED NOTES 8.125% 05/15/2011		26,490

23,000	SCHULER HOMES INC SENIOR NOTE 9.375% 07/15/2009		25,300
50,000	STATION CASINOS INC SENIOR NOTE 6.000% 04/01/2012		48,750
140,000	TARGET CORP NOTE 5.875% 03/01/2012		148,996
	TOTAL CONSUMER, CYCLICAL		$1,871,726

	CONSUMER, NON-CYCLICAL	2.00%
220,000	ALTRIA GROUP INC NOTE 7.000% 11/04/2013		227,096
320,000	ALTRIA GROUP INC NOTE (FRN) 2.362% 10/22/2004		320,570
400,000	BRISTOL MYERS SQUIBB CO NOTE 5.750% 10/01/2011		419,922
20,000	COLUMBIA HCA HEALTHCARE CORP NOTE 6.910% 06/15/2005		20,562
45,000	COLUMBIA HCA HEALTHCARE CORP NOTE 7.250% 05/20/2008		48,344
43,000	CONSTELLATION BRANDS INC SERIES B SENIOR NOTE 8.000% 02/15/2008		46,655
95,000	DIAGEO CAPITAL PLC GLOBAL NOTE 3.375% 03/20/2008		93,517
20,000	FRESENIUS MEDICAL CARE CAPITAL TRUST II NOTE 7.875% 02/01/2008		21,150
60,000	FRESENIUS MEDICAL CARE CAPITAL TRUST IV NOTE 7.875% 06/15/2011		63,750
85,000	GENERAL MILLS INC 6.000% 02/15/2012		89,569
55,000	GENERAL MILLS INC NOTE 5.125% 02/15/2007		57,245
60,000	HCA INC NOTE 7.125% 06/01/2006		63,410
200,000	HCA INC SENIOR NOTE 5.750% 03/15/2014		192,698
120,000	KRAFT FOODS INC GLOBAL NOTE 5.625% 11/01/2011		123,821
85,000	KRAFT FOODS INC NOTE 6.250% 06/01/2012		90,733
72,000	MANOR CARE INC SENIOR NOTE 7.500% 06/15/2006		77,310
250,000	NABISCO INC NOTE 7.550% 06/15/2015		291,251
26,000	OMNICARE INC SENIOR SUBORDINATED NOTE 8.125% 03/15/2011		27,625
280,000	PHILIP MORRIS COMPANIES INC NOTE 7.750% 01/15/2027		288,168
250,000	PROCTER & GAMBLE CO SENIOR NOTE 8.500% 08/10/2009		297,708
200,000	RJ REYNOLDS TOBACCO HLDGS INC NOTE SERIES B 7.750% 05/15/2006		208,000
10,000	RJ REYNOLDS TOBACCO HLDGS INC SENIOR NOTE 7.250% 06/01/2012		9,700
60,000	SARA LEE CORP NOTE (MTN) (FRN) 6.250% 09/15/2011		65,292
40,000	SARA LEE CORP SENIOR NOTE 3.875% 06/15/2013		36,679
33,000	SMITHFIELD FOODS INC SENIOR NOTE 8.000% 10/15/2009		35,805
309,000	TENET HEALTHCARE CORP 7.375% 02/01/2013		285,825
75,000	TENET HEALTHCARE CORP SENIOR NOTE 6.375% 12/01/2011		66,937
125,000	UNILEVER CAPITAL CORP NOTE 7.125% 11/01/2010		142,118
45,000	WYETH SENIOR NOTE 5.500% 02/01/2014		43,452
80,000	WYETH SENIOR NOTE 6.500% 02/01/2034		76,375
	TOTAL CONSUMER, NON-CYCLICAL		$3,831,287

	DIVERSIFIED	0.01%
23,000	KANSAS CITY SOUTHERN RAILWAY CO SENIOR NOTE 9.500% 10/01/2008		25,185
	TOTAL DIVERSIFIED		$25,185

	ENERGY	2.96%
45,000	AMERADA HESS CORP 7.300% 08/15/2031		46,627
65,000	AMERADA HESS CORP SENIOR NOTE 7.125% 03/15/2033		66,235
145,000	ANADARKO FINANCE CO SENIOR NOTE 7.500% 05/01/2031		167,548

40,000	ANADARKO PETROLEUM CORP NOTE 5.375% 03/01/2007		41,860
17,000	CHESAPEAKE ENERGY CORP SENIOR NOTE 9.000% 08/15/2012		19,316
20,000	CHESAPEAKE ENERGY CORP SENIOR NOTE 7.500% 09/15/2013		21,250
80,000	CHEVRONTEXACO CAPITAL CO NOTE 3.500% 09/17/2007		80,100
20,000	CIE GENER DE GEOPHYSIQUE 10.625% 11/15/2007		21,225
120,000	CONOCO FUNDING CO NOTE 6.350% 10/15/2011		131,258
70,000	CONOCO FUNDING CO NOTE 7.250% 10/15/2031		80,716
225,000	CONOCO INC NOTE 6.950% 04/15/2029		250,452
220,000	CONOCOPHILLIPS CO NOTE 4.750% 10/15/2012		216,904
60,000	CONOCOPHILLIPS CO NOTE 7.000% 03/30/2029		66,999
90,000	CONSOLIDATED NATURAL GAS CO SENIOR NOTE 5.375% 11/01/2006		93,759
50,000	CONSOLIDATED NATURAL GAS CO SENIOR NOTE 5.000% 03/01/2014		48,460
260,000	DEVON ENERGY CORP SENIOR NOTE 7.950% 04/15/2032		304,710
70,000	DEVON FINANCING CORP ULC NOTE 6.875% 09/30/2011		76,865
245,000	DYNEGY HLDGS INC SENIOR NOTE 8.750% 02/15/2012		241,937
430,000	EL PASO CORP (MTN) 7.800% 08/01/2031		349,375
160,000	EL PASO CORP (MTN) 7.750% 01/15/2032		130,000
50,000	EL PASO CORP NOTE CONVERTIBLE 0.000% 02/28/2021		24,500
20,000	EL PASO NATURAL GAS CO NOTE 8.625% 01/15/2022		20,250
120,000	EL PASO NATURAL GAS CO NOTE 8.375% 06/15/2032		117,900
50,000	EL PASO PRODUCTION HLDG CO SENIOR NOTE 7.750% 06/01/2013		47,625
90,000	ENCANA CORP NOTE 4.750% 10/15/2013		86,073
115,000	ENCANA HLDGS FINANCE CORP NOTE 144A 5.800% 05/01/2014		118,123
50,000	GAZ CAPITAL FOR GAZPROM NOTE 144A 8.625% 04/28/2034	(O)	49,375
40,000	HANOVER EQUIPMENT TRUST SENIOR SECURED NOTE 8.750% 09/01/2011		43,100
30,000	NEVADA POWER CO 6.500% 04/15/2012	(O)	29,700
25,000	OCCIDENTAL PETROLEUM CORP SENIOR NOTE 8.450% 02/15/2029		32,271
20,000	PACIFIC ENERGY PARTNERS LP/PACIFIC ENERGY FINANCE CORP 144A 7.125% 06/15/2014	(O)	20,600
45,000	PEABODY ENERGY CORP SENIOR NOTE 6.875% 03/15/2013		46,350
10,000	PEABODY ENERGY CORP SENIOR NOTE 5.875% 04/15/2016		9,225
140,000	PETROZUATA FINANCE INC NOTE SERIES B 144A 8.220% 04/01/2017	(O)	129,500
180,000	PHILLIPS PETROLEUM CO NOTE 8.750% 05/25/2010		218,673
27,000	PIONEER NATURAL RESOURCE 5.875% 07/15/2016		27,033
30,000	PLAINS EXPLORATION & PRODUCTION CO SENIOR NOTE 144A 7.125% 06/15/2014	(O)	30,825
40,000	PRIDE INTL INC SENIOR NOTE 144A 7.375% 07/15/2014	(O)	41,250
50,000	SONAT INC NOTE 7.625% 07/15/2011		45,500
50,000	SOUTHERN NATURAL GAS CO 8.875% 03/15/2010		55,125
30,000	SOUTHERN NATURAL GAS CO NOTE 8.000% 03/01/2032		28,800
35,000	SUNCOR ENERGY INC NOTE 5.950% 12/01/2034		34,346
35,000	TEXACO CAPITAL INC NOTE 9.750% 03/15/2020		49,661
120,000	TXU ENERGY CO (FRN) 2.380% 01/17/2006	(O)	119,936
31,000	VINTAGE PETROLEUM INC SENIOR NOTE 8.250% 05/01/2012		33,247

27,000	WESTERN OIL SANDS INC SENIOR SECURED NOTE 8.375% 05/01/2012		29,531

11,000	WESTPORT RESOURCES CORP SUBORDINATED NOTE 8.250% 11/01/2011		12,604
20,000	WILLIAMS COS INC 7.125% 09/01/2011		20,800
30,000	WILLIAMS COS INC 8.125% 03/15/2012		32,775
25,000	WILLIAMS COS INC 7.625% 07/15/2019		25,250
380,000	WILLIAMS COS INC 8.750% 03/15/2032		400,425
950,000	WILLIAMS COS INC CREDIT LINKED CERTIFICATE TRUST NOTE 144A 6.750% 04/15/2009	(O)	954,750
58,000	WILLIAMS COS INC SERIES A NOTE 7.500% 01/15/2031		54,520
51,000	XTO ENERGY INC SENIOR NOTE 7.500% 04/15/2012		58,072
57,000	XTO ENERGY INC SENIOR NOTE 6.250% 04/15/2013		60,322
130,000	XTO ENERGY INC SENIOR NOTE 4.900% 02/01/2014		124,662
	TOTAL ENERGY		$5,688,295

	FINANCIALS	9.23%
35,000	AMERICAN GENERAL CORP NOTE 8.500% 07/01/2030		45,339
85,000	ANZ CAPITAL TRUST I NOTE 144A 4.484% 12/31/2049	(O)	83,476
550,440	ARCEL FINANCE LTD SENIOR SECURED NOTE 144A 5.984% 02/01/2009	(O)	574,797
125,000	ASIF GLOBAL FINANCING XVIII SENIOR NOTE 144A 3.850% 11/26/2007	(O)	125,139
265,000	ASIF GLOBAL FINANCING XXIII SENIOR NOTE 144A 3.900% 10/22/2008	(O)	263,768
150,000	BANK OF AMERICA CORP NOTE 5.375% 06/15/2014		150,670
310,000	BANK OF AMERICA CORP SENIOR NOTE 3.875% 01/15/2008		310,911
80,000	BANK OF AMERICA CORP SENIOR NOTE 3.375% 02/17/2009		77,433
185,000	BANK OF AMERICA CORP SENIOR NOTE 4.375% 12/01/2010		182,351
20,000	BANK OF AMERICA CORP SUBORDINATED NOTE 7.800% 02/15/2010		23,111
285,000	BANK OF AMERICA CORP SUBORDINATED NOTE 7.400% 01/15/2011		324,881
250,000	BANK ONE CORP SUBORDINATED NOTE 7.875% 08/01/2010		291,004
130,000	BARCLAYS BANK PLC NOTE 144A 8.550% 09/15/2049	(O)	155,484
125,000	BERKSHIRE HATHAWAY FINANCE 3.400% 07/02/2007	(O)	124,597
145,000	BOEING CAPITAL CORP SENIOR NOTE 7.375% 09/27/2010		165,007
75,000	CAMDEN PROPERTY TRUST REIT NOTE 5.375% 12/15/2013		73,770
50,000	CHASE MANHATTAN CORP SUBORDINATED NOTE 7.125% 06/15/2009		55,768
160,000	CIT GROUP INC SENIOR NOTE 6.500% 02/07/2006		168,414
370,000	CITIGROUP INC 4.250% 07/29/2009		369,362
600,000	CITIGROUP INC GLOBAL SENIOR NOTE 3.500% 02/01/2008		594,095
30,000	CITIGROUP INC GLOBAL SENIOR NOTE 6.000% 02/21/2012		32,113
230,000	CITIGROUP INC GLOBAL SENIOR NOTE 5.125% 05/05/2014		228,291
360,000	CITIGROUP INC GLOBAL SUBORDINATED NOTE 5.625% 08/27/2012		374,304
20,000	CITIGROUP INC GLOBAL SUBORDINATED NOTE 5.875% 02/22/2033		19,109
50,000	CITIGROUP INC NOTE 6.200% 03/15/2009		53,998
120,000	CITIGROUP INC SUBORDINATED NOTE 7.250% 10/01/2010		136,393
140,000	CREDIT SUISSE FIRST BOSTON USA INC GLOBAL SENIOR NOTE 4.625% 01/15/2008		143,191
361,728	DRYDEN INVESTOR TRUST NOTE 144A 7.157% 07/23/2008		385,674
30,000	E*TRADE FINL CORP SENIOR NOTE 144A 8.000% 06/15/2011	(O)	30,150

30,000	EIRCOM FUNDING SENIOR SUBORDINATED NOTE 8.250% 08/15/2013		31,500
55,000	EOP OPERATING LP 7.500% 04/19/2029		58,948
95,000	EOP OPERATING LP GUARANTEED NOTE 4.750% 03/15/2014		88,628

75,000	EOP OPERATING LP NOTE 7.750% 11/15/2007		83,437
250,000	FORD MOTOR CREDIT CO GLOBAL NOTE 7.875% 06/15/2010		272,935

200,000	FORD MOTOR CREDIT CO GLOBAL NOTE 7.375% 02/01/2011		212,254

210,000	FORD MOTOR CREDIT CO NOTE 2.050% 08/17/2004		210,069
255,000	FORD MOTOR CREDIT CO NOTE 7.250% 10/25/2011		268,179
705,000	GENERAL ELECTRIC CAPITAL CORP 3.450% 07/16/2007		703,252
25,000	GENERAL ELECTRIC CAPITAL CORP NOTE 6.500% 12/10/2007		27,136
390,000	GENERAL ELECTRIC CAPITAL CORP NOTE 5.875% 02/15/2012		413,515
220,000	GENERAL ELECTRIC CAPITAL CORP NOTE 5.450% 01/15/2013		225,982
200,000	GENERAL MOTORS ACCEPTANCE CORP GLOBAL NOTE 6.875% 09/15/2011		205,313
475,000	GENERAL MOTORS ACCEPTANCE CORP NOTE 5.625% 05/15/2009		476,177
70,000	GLAXOSMITHKLINE CAPITAL INC GUARANTEED NOTE 4.375% 04/15/2014		66,253
500,000	GMAC COMMERCIAL MTG SECURITIES CORP NOTE (FRN) 2.510% 01/16/2007		500,742
190,000	GOLDMAN SACHS GROUP INC SENIOR NOTE 6.600% 01/15/2012		206,597
300,000	HELLER FINL INC NOTE 8.000% 06/15/2005		314,116
21,000	HMH PPTYS INC SENIOR NOTE SERIES B 7.875% 08/01/2008		21,577
225,000	HOUSEHOLD FINANCE CORP NOTE 6.400% 06/17/2008		243,522
185,000	HOUSEHOLD FINANCE CORP NOTE 6.500% 11/15/2008		201,032
220,000	HOUSEHOLD FINANCE CORP NOTE 4.125% 12/15/2008		218,585
60,000	HOUSEHOLD FINANCE CORP NOTE 8.000% 07/15/2010		69,970
5,000	HOUSEHOLD FINANCE CORP NOTE 6.375% 08/01/2010		5,408
200,000	HOUSEHOLD FINANCE CORP NOTE 6.750% 05/15/2011		220,323
135,000	HOUSEHOLD FINANCE CORP NOTE 6.375% 10/15/2011		145,508
105,000	HOUSEHOLD FINANCE CORP NOTE 7.000% 05/15/2012		117,022
115,000	HOUSEHOLD FINANCE CORP NOTE 6.375% 11/27/2012		123,464
80,000	HSBC CAPITAL FUNDING LP/JERSEY CHANNEL ISLANDS NOTE 144A (FRN) 4.610% 12/29/2049	(O)	73,923
25,000	JP MORGAN CHASE & CO GLOBAL SENIOR NOTE 5.250% 05/30/2007		26,123
320,000	JP MORGAN CHASE & CO GLOBAL SUBORDINATED NOTES 5.750% 01/02/2013		329,064
55,000	JP MORGAN CHASE & CO GUARANTEED SENIOR NOTE 3.625% 05/01/2008		54,376
75,000	JP MORGAN CHASE & CO NOTE 5.350% 03/01/2007		79,259
170,000	JP MORGAN CHASE & CO NOTE 3.500% 03/15/2009		164,522
40,000	JP MORGAN CHASE & CO NOTE 6.750% 02/01/2011		44,047
100,000	LEHMAN BROTHERS HLDGS INC NOTE 8.250% 06/15/2007		112,671
45,000	LEHMAN BROTHERS HLDGS INC NOTE 4.000% 01/22/2008		45,112

25,000	LEHMAN BROTHERS HLDGS INC NOTE 7.000% 02/01/2008		27,479
110,000	MERRILL LYNCH & CO INC NOTE (MTN) 3.375% 09/14/2007		109,038
120,000	MET LIFE GLOBAL FUNDING I 4.250% 07/30/2009	(O)	119,466

100,000	MONUMENTAL GLOB FUND II 4.375% 07/30/2009	(O)	99,887
275,000	MORGAN STANLEY DEAN WITTER & CO 6.750% 04/15/2011		302,103
175,000	MORGAN STANLEY DEAN WITTER & CO GLOBAL NOTE 5.300% 03/01/2013		174,315
10,000	MORGAN STANLEY DEAN WITTER & CO INC NOTE 3.875% 01/15/2009		9,816
250,000	NATIONWIDE BUILDING SOCIETY 3.500% 07/31/2007	(O)	248,695
250,000	NEW YORK LIFE GLOBAL FUNDING INC NOTE 144A 3.875% 01/15/2009	(O)	247,459
50,000	OSPREY TRUST I NOTE 144A 7.797% 01/15/2049	(O) (F)	17,125
25,000	OSPREY TRUST I SENIOR NOTE 144A 8.310% 01/15/2049	(O) (F)	8,875
85,000	PROTECTIVE LIFE SECURED TRUST SERIES 031 3.700% 11/24/2008		83,994
200,000	PRUDENTIAL FUNDING LLC NOTE 144A 6.600% 05/15/2008	(O)	219,648
45,000	REFCO FINANCE HLDGS 9.000% 08/01/2012	(O)	45,000
105,000	SLM CORP NOTE 5.000% 10/01/2013		102,321
205,000	SLM CORP NOTE 5.375% 05/15/2014		204,381
350,000	SLM CORP NOTE (FRN) 3.410% 04/01/2009		345,702
20,000	SLM CORP NOTE (MTN) (FRN) 3.625% 03/17/2008		19,868
900,000	SOCIETE GENERALE NY CD 1.293% 12/13/2004		900,021
25,000	SOVEREIGN BANCORP INC SENIOR NOTE 10.500% 11/15/2006		28,596
170,000	SUMITOMO MITSUI BANKING CORP NEW YORK SUBORDINATED NOTE 8.000% 06/15/2012		200,078
35,000	SUN LIFE CANADA (US) CAPITAL TRUST NOTE 144A 8.526% 05/29/2049	(O)	38,989
120,000	SUNTRUST BANK INC (MTN) 4.415% 06/15/2009	(B)	119,682
50,000	UBS PREFERRED FUNDING TRUST I (FRN) 8.622% 10/29/2049		59,490
20,000	US BANCORP NOTE 3.950% 08/23/2007		20,252
140,000	US BANCORP NOTE 3.125% 03/15/2008		136,545
250,000	US BANK NTL ASSOCIATION NOTE 2.870% 02/01/2007		246,532
20,000	VENTAS REALTY LP REIT SENIOR NOTE 8.750% 05/01/2009		21,750
10,000	VENTAS REALTY LP REIT SENIOR NOTE 9.000% 05/01/2012		11,100
100,000	WACHOVIA CORP 5.250% 08/01/2014		98,698
125,000	WACHOVIA CORP NOTE 3.625% 02/17/2009		121,957
650,000	WELLS FARGO & CO 4.000% 08/15/2008	(B)	648,252
55,000	WELLS FARGO & CO NOTE 3.125% 04/01/2009		52,637
100,000	WELLS FARGO BANK NA SUBORDINATED (FRN) 7.800% 06/15/2010		104,372
30,000	WESTERN & SOUTHERN FINL GROUP INC SENIOR NOTE 144A 5.750% 07/15/2033	(O)	27,628
55,000	WESTPAC CAPITAL TRUST III NOTE 144A 5.819% 12/31/2049	(O)	55,418
195,000	WILLIAMS COS INC CREDIT LINKED CERTIFICATE TRUST NOTE 144A 4.420% 05/01/2009	(O)	198,900
	TOTAL FINANCIAL		$17,699,210

	INDUSTRIALS	2.11%
15,000	AGCO CORP SENIOR NOTE 9.500% 05/01/2008		16,275
48,000	ALLIED WASTE NORTH AMERICA INC SENIOR SECURED NOTE 8.875% 04/01/2008		52,320
10,000	AMERICAN STANDARD COMPANIES INC SENIOR NOTE 8.250% 06/01/2009		11,400
7,000	BALL CORP SENIOR NOTE 6.875% 12/15/2012		7,149
35,000	BE AEROSPACE INC SENIOR NOTE 8.500% 10/01/2010		37,275
20,000	BRIGGS & STRATTON CORP SENIOR NOTE 8.875% 03/15/2011		23,450

150,000	BURLINGTON NORTHERN SANTA FE CORP NOTE 6.375% 12/15/2005		156,843
100,000	CANADIAN NTL RAILWAYS CO 6.250% 08/01/2034		100,337
50,000	CANADIAN NTL RAILWAYS CO NOTE 4.400% 03/15/2013		47,328
10,000	CROWN CORK & SEAL FIN PLC 7.000% 12/15/2006		10,200
25,000	CROWN EUROPEAN HLDGS SA SENIOR SECURED NOTE 9.500% 03/01/2011		27,375
15,000	CROWN EUROPEAN HLDGS SA SENIOR SECURED NOTE 10.875% 03/01/2013		17,213
5,000	DRESSER INC SENIOR NOTE 9.375% 04/15/2011		5,413
30,000	EASTMAN KODAK CO NOTE 7.250% 11/15/2013		30,583
285,000	GENERAL ELECTRIC CO NOTE 5.000% 02/01/2013		284,488
31,000	L-3 COMMUNICATIONS CORP SENIOR SUBORDINATED NOTE 7.625% 06/15/2012		33,093
190,000	LOCKHEED MARTIN CORP NOTE 8.500% 12/01/2029		241,666
45,000	LOCKHEED MARTIN CORP NOTE 7.200% 05/01/2036		52,237
25,000	NORAMPAC INC SENIOR NOTE 6.750% 06/01/2013		25,125
75,000	NORFOLK SOUTHERN CORP NOTE 6.200% 04/15/2009		80,456
40,000	NORTHROP GRUMMAN CORP NOTE 7.750% 02/15/2031		47,086
30,000	OMI CORP SENIOR NOTE 7.625% 12/01/2013		29,400
35,000	OVERSEAS SHIPHOLDING GROUP SENIOR NOTE 7.500% 02/15/2024		32,200
535,000	RAYTHEON CO NOTE 7.000% 05/15/2006		292,913
5,000	RAYTHEON CO NOTE 6.000% 12/15/2010		5,347
60,000	RAYTHEON CO NOTE 4.850% 01/15/2011		60,090
5,000	RAYTHEON CO NOTE 5.500% 11/15/2012		5,116
25,000	RAYTHEON CO NOTE 5.375% 04/01/2013		25,243
31,000	SPX CORP SENIOR NOTE 7.500% 01/01/2013		31,543
345,055	SYSTEMS ASSET TRUST SERIES 2001 CL G 144A 6.664% 09/15/2013	(O)	373,553
40,000	TEEKAY SHIPPING CORP SENIOR NOTE 8.875% 07/15/2011		44,000
20,000	TYCO INTL GROUP SA GUARANTEED NOTE 6.750% 02/15/2011		21,930
554,000	TYCO INTL GROUP SA GUARANTEED NOTE 6.875% 01/15/2029		589,124
10,000	TYCO INTL GROUP SA NOTE 5.875% 11/01/2004		10,088
30,000	TYCO INTL GROUP SA NOTE 6.125% 11/01/2008		32,160
306,000	TYCO INTL GROUP SA NOTE 7.000% 06/15/2028		328,667
320,000	TYCO INTL GROUP SA SENIOR NOTE 6.375% 10/15/2011		343,857
100,000	WASTE MANAGEMENT INC NOTE 7.125% 12/15/2017		109,650
120,000	WASTE MANAGEMENT INC SENIOR NOTE 7.375% 08/01/2010		135,852

110,000	WASTE MANAGEMENT INC SENIOR NOTE 6.375% 11/15/2012		117,528

135,000	WASTE MANAGEMENT INC SENIOR NOTE 7.375% 05/15/2029		149,429

	TOTAL INDUSTRIAL		$4,045,002

	TECHNOLOGY	0.23%
270,000	ELECTRONIC DATA SYS CORP NOTE 7.125% 10/15/2009		282,001
120,000	ELECTRONIC DATA SYS CORP SERIES B SENIOR NOTE 6.000% 08/01/2013		115,689
5,000	FREESCALE SEMICONDUCTOR 6.875% 07/15/2011	(O)	5,038
15,000	FREESCALE SEMICONDUCTOR 7.125% 07/15/2014	(O)	15,225
15,000	FREESCALE SEMICONDUCTOR (FRN) 4.380% 07/15/2009	(O)	15,356
	TOTAL TECHNOLOGY		$433,309

	UTILITIES	1.66%
12,000	AES CORP SENIOR NOTE 8.750% 06/15/2008		12,645
86,000	AES CORP SENIOR NOTE 9.500% 06/01/2009		93,310
29,000	AES CORP SENIOR NOTE 9.375% 09/15/2010		31,465
15,000	AES CORP SENIOR NOTE 8.875% 02/15/2011		16,013
18,349	AES CORP SENIOR SECURED NOTE 144A 10.000% 07/15/2005	(O)	18,762
242,000	AES CORP SENIOR SECURED NOTE 144A 8.750% 05/15/2013	(O)	264,385
27,000	AES CORP SENIOR SECURED NOTE 144A 9.000% 05/15/2015	(O)	29,498
80,000	CALPINE CORP SENIOR NOTE 8.250% 08/15/2005		74,400
47,000	CALPINE CORP SENIOR NOTE 8.500% 02/15/2011		29,375
80,000	CLEVELAND ELECTRIC ILLUMINATING CO NOTE 144A 5.650% 12/15/2013	(O)	79,730
110,000	DETROIT EDISON CO SENIOR NOTE 6.125% 10/01/2010		118,071
40,000	DOMINION RESOURCES CAPITAL TRUST III GUARANTEED CAPITAL SECURED NOTE 8.400% 01/15/2031		46,945
80,000	DOMINION RESOURCES INC NOTE 5.700% 09/17/2012		82,211
90,000	DOMINION RESOURCES INC SERIES D SENIOR NOTE 5.125% 12/15/2009		91,615
20,000	DOMINION RESOURCES INC VIRGINIA SERIES 03B SENIOR NOTE 4.125% 02/15/2008		20,068
80,000	DUKE ENERGY CORP SENIOR NOTE 5.625% 11/30/2012		81,369
20,000	EXELON CORP SENIOR NOTE 6.750% 05/01/2011		21,865
190,000	FIRSTENERGY CORP NOTE SERIES A 5.500% 11/15/2006		197,736
70,000	FIRSTENERGY CORP NOTE SERIES B 6.450% 11/15/2011		74,041
430,000	FIRSTENERGY CORP NOTE SERIES C 7.375% 11/15/2031		464,657
10,000	FISHER SCIENTIFIC INTL 6.750% 08/15/2014	(O)	9,988
115,000	FLORIDA POWER CORP NOTE 5.900% 03/01/2033		111,072
115,000	MIDWEST GENERATION LLC SENIOR NOTE 144A 8.750% 05/01/2034	(O)	121,900
40,000	NRG ENERGY INC SENIOR NOTE 144A 8.000% 12/15/2013	(O)	40,900
125,000	OHIO EDISON CO SENIOR NOTE 5.450% 05/01/2015		122,444
30,000	ONCOR ELECTRIC DELIVERY CO SENIOR SECURED NOTE 6.375% 01/15/2015		32,197
67,000	ORION POWER HLDGS INC SENIOR NOTE 12.000% 05/01/2010		80,400
140,000	PACIFIC GAS & ELECTRIC CO NOTE 6.050% 03/01/2034		134,870
100,000	PACIFIC GAS & ELECTRIC CO NOTE (FRN) 2.300% 04/03/2006		100,048
450,000	PROGRESS ENERGY INC SENIOR NOTE 7.100% 03/01/2011		496,129
25,000	RELIANT RESOURCES INC SENIOR SECURED NOTE 9.250% 07/15/2010		26,625
50,000	TXU ENERGY CO SENIOR NOTE 7.000% 03/15/2013		54,921
	TOTAL UTILITIES		$3,179,655
TOTAL CORPORATE DEBT (COST $42,300,317)			$43,176,314

U.S. GOVERNMENT AND AGENCIES		41.21%

	FHLMC POOLS	1.00%
98,526	FHLMC POOL #A20149 5.000% 03/01/2034		96,067
198,301	FHLMC POOL #B14156 4.000% 05/01/2019		190,404
174,337	FHLMC POOL #C01623 5.500% 09/01/2033		175,299
944,666	FHLMC POOL #C01646 6.000% 09/01/2033		969,661
305,546	FHLMC POOL #G01391 7.000% 04/01/2032		323,577

169,510	FHLMC POOL #M80817 4.000% 05/01/2010		166,571
	TOTAL FHLMC POOLS		$1,921,579

	FNMA POOLS	3.35%
399,960	FNMA POOL #254403 6.000% 08/01/2017		417,902
1,619,630	FNMA POOL #725232 5.000% 03/01/2034		1,583,922
192,638	FNMA POOL #738632 5.000% 11/01/2018		194,323
800,000	FNMA POOL #783851 5.500% 07/01/2034		802,884
396,598	FNMA POOL# 357414 4.000% 07/01/2018		381,049
499,950	FNMA POOL# 555385 6.000% 03/01/2018		522,520
188,476	FNMA POOL# 725248 5.000% 03/01/2034		184,321
99,991	FNMA POOL# 773066 5.500% 03/01/2034		100,351
338,401	FNMA POOL# 779481 5.500% 06/01/2034		339,621
265,309	FNMA POOL# 780894 5.500% 05/01/2034		266,266
164,627	FNMA POOL# 783982 5.500% 07/01/2034		165,221
570,054	FNMA POOL# 786148 5.500% 07/01/2034		572,109
199,981	FNMA POOL# 786446 5.500% 07/01/2034		200,702
700,000	FNMA POOL# 789366 5.500% 07/01/2034		702,523
	TOTAL FNMA POOLS		$6,433,714

	GNMA POOLS	0.04%
68,115	GNMA POOL #781328 7.000% 09/15/2031		72,436
	TOTAL GNMA POOLS		$72,436

	OTHER U.S. AGENCIES	15.11%
10,000	FHLB 4.500% 09/16/2013		9,662
175,000	FHLMC 2.400% 03/29/2007		171,194
30,000	FHLMC 3.875% 11/10/2008		29,932
130,000	FHLMC 3.875% 01/12/2009		128,612
125,000	FHLMC 7.000% 03/15/2010		141,943
400,000	FHLMC 4.750% 12/08/2010		399,920
1,520,000	FHLMC 4.500% 12/16/2010		1,494,581
555,000	FHLMC 4.125% 02/24/2011		538,011
136,662	FHLMC 6.500% 07/01/2011		144,879
62,734	FHLMC 6.000% 02/01/2013		65,710
33,881	FHLMC 6.000% 01/01/2017		35,433
	FHLMC 6.000% 04/01/2017		—
66,556	FHLMC 5.500% 07/01/2017		68,463
143,495	FHLMC 6.000% 08/01/2017		150,025
160,574	FHLMC 6.000% 09/01/2017		167,882
40,583	FHLMC 7.000% 04/01/2018		43,112
2,271,902	FHLMC 5.500% 11/01/2018		2,335,905
497,929	FHLMC 4.500% 05/01/2019		490,082
219,831	FHLMC 5.000% 08/01/2033		214,824
177,519	FHLMC 5.500% 08/01/2033		178,499
6,300,000	FHLMC DISCOUNT NOTE 1.239% 08/03/2004		6,299,350
220,000	FINANCING CORP STRIPS 0.000% 11/30/2017		105,768
85,000	FNMA 1.750% 06/16/2006		83,353
750,000	FNMA 2.350% 04/05/2007		733,093
130,000	FNMA 6.000% 05/15/2008		140,309
32,182	FNMA 6.000% 09/01/2008		33,716
565,000	FNMA 7.125% 06/15/2010		645,838
65,423	FNMA 6.000% 10/01/2011		68,521
320,000	FNMA 4.750% 02/21/2013		311,674

169,008	FNMA 6.000% 03/01/2014		176,847
107,088	FNMA 5.500% 07/01/2014		110,568
234,016	FNMA 6.500% 06/01/2015		247,791
20,007	FNMA 6.500% 05/01/2016		21,166
364,298	FNMA 5.500% 09/01/2017		375,068
30,487	FNMA 5.500% 11/01/2017		31,388
1,690,658	FNMA 5.500% 12/01/2017		1,740,640
448,854	FNMA 5.500% 02/01/2018		461,858
292,640	FNMA 4.500% 09/01/2018		288,388
96,762	FNMA 4.000% 10/01/2018		92,968
873,134	FNMA 4.500% 03/01/2019		859,920
1,360,445	FNMA 4.500% 04/01/2019		1,339,856
167,678	FNMA 7.500% 12/01/2029		179,602
6,140	FNMA 7.500% 01/01/2031		6,575
16,908	FNMA 6.500% 05/01/2031		17,666
10,564	FNMA 6.500% 02/01/2032		11,038
761,998	FNMA 7.500% 02/01/2032		815,748
22,027	FNMA 6.500% 07/01/2032		23,015
140,077	FNMA 7.000% 10/01/2032		148,328
736,254	FNMA 6.000% 05/01/2033		756,676
196,673	FNMA 5.500% 01/01/2034		197,639
95,755	FNMA 5.000% 02/01/2034		93,437
99,789	FNMA 5.500% 05/01/2034		100,149
497,000	FNMA DISCOUNT NOTE 0.000% 09/08/2004	(H)	496,259
128,864	GNMA 6.000% 11/15/2028		132,980
347,940	GNMA 6.500% 04/15/2031		364,567
2,381,459	GNMA 6.500% 10/15/2031		2,495,221
84,189	GNMA 7.000% 06/15/2032		89,456
730,948	GNMA 6.000% 05/15/2033		752,816
79,683	GNMA 5.500% 07/15/2033		80,334
671,339	GNMA 3.750% 05/20/2034		659,183
100,000	RESOLUTION FUNDING CORP STRIPS 0.000% 07/15/2018		46,973
100,000	RESOLUTION FUNDING CORP STRIPS 0.000% 10/15/2018		46,132
187,060	SMALL BUSINESS ADMINISTRATION 5.199% 08/01/2012		189,752
322,800	SMALL BUSINESS ADMINISTRATION SERIES 2004-P10 CL A 4.504% 02/10/2014		311,223
	TOTAL OTHER U.S. AGENCIES		$28,991,518

	U.S. TREASURIES	21.71%
1,455,000	U.S. TREASURY BILL 1.325% 08/26/2004		1,453,608
1,895,000	U.S. TREASURY BILL 1.500% 03/31/2006		1,864,576
335,000	U.S. TREASURY BONDS 10.375% 11/15/2012		408,635
1,395,000	U.S. TREASURY BONDS 8.125% 08/15/2019		1,848,049
765,000	U.S. TREASURY BONDS 8.500% 02/15/2020		1,047,303
470,000	U.S. TREASURY BONDS 6.000% 02/15/2026		513,126
1,110,000	U.S. TREASURY BONDS 6.750% 08/15/2026		1,321,594
240,000	U.S. TREASURY BONDS 6.125% 11/15/2027		266,606
815,000	U.S. TREASURY BONDS 5.375% 02/15/2031		834,738
308,763	U.S. TREASURY INFLATION-INDEXED BOND 1.875% 07/15/2013		307,316
1,238,843	U.S. TREASURY INFLATION-INDEXED BOND 3.625% 04/15/2028		1,500,935
2,828,656	U.S. TREASURY INFLATION-INDEXED BOND 3.875% 04/15/2029		3,582,337
115,262	U.S. TREASURY INFLATION-INDEXED NOTE 3.875% 01/15/2009		128,882

314,588	U.S. TREASURY INFLATION-INDEXED NOTE 4.250% 01/15/2010		361,359
1,745,000	U.S. TREASURY NOTES 2.250% 04/30/2006		1,736,071
6,475,000	U.S. TREASURY NOTES 2.500% 05/31/2006		6,462,354
110,000	U.S. TREASURY NOTES 2.750% 06/30/2006		110,219
2,675,000	U.S. TREASURY NOTES 2.750% 07/31/2006		2,678,772
2,430,000	U.S. TREASURY NOTES 3.125% 05/15/2007		2,437,594
190,000	U.S. TREASURY NOTES 3.250% 08/15/2008		188,582
870,000	U.S. TREASURY NOTES 3.375% 11/15/2008		864,834
1,890,000	U.S. TREASURY NOTES 4.000% 06/15/2009		1,916,726
40,000	U.S. TREASURY NOTES 3.625% 07/15/2009		39,881
80,000	U.S. TREASURY NOTES 5.750% 08/15/2010		87,728
8,190,000	U.S. TREASURY NOTES 4.750% 05/15/2014		8,365,635
3,140,000	U.S. TREASURY STRIP PO 0.000% 11/15/2021		1,222,964
90,000	U.S. TREASURY STRIP PO 0.000% 02/15/2023		32,449
190,000	U.S. TREASURY STRIP PO 0.000% 08/15/2027		53,117
	TOTAL U.S. TREASURIES		$41,635,990
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $78,626,309)			$79,055,237

STATE AND MUNICIPAL OBLIGATIONS		0.05%
100,000	CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES 3.975% 05/01/2005		100,919
TOTAL STATE AND MUNICIPAL OBLIGATIONS (COST $99,996)			$100,919

SOVEREIGN DEBT OBLIGATIONS		10.04%
3,375,000	BUNDESOBLIGATION 3.250% 04/17/2009		4,019,041
2,609,000	DEUTSCHLAND REPUBLIC 5.000% 01/04/2012		3,342,765
75,000	EXPORT IMPORT BANK OF KOREA LTD NOTE 144A 5.250% 02/10/2014	(O)	72,997
112,942	FED REPUBLIC OF BRAZIL (FRN) 2.125% 04/15/2012		96,848
70,366	FED REPUBLIC OF BRAZIL (FRN) 8.000% 04/15/2014		66,496
280,000	REPUBLIC OF BRAZIL 14.500% 10/15/2009		336,700
185,000	REPUBLIC OF BRAZIL 12.000% 04/15/2010		204,610
131,765	REPUBLIC OF BRAZIL 2.125% 04/15/2012		112,989
258,010	REPUBLIC OF BRAZIL 8.000% 04/15/2014		243,819
135,000	REPUBLIC OF BRAZIL 11.000% 08/17/2040		132,300
120,000	REPUBLIC OF BULGARIA 8.250% 01/15/2015		142,428
285,000	REPUBLIC OF BULGARIA 144A 8.250% 01/15/2015	(O)	337,013
70,000	REPUBLIC OF COLOMBIA 10.500% 07/09/2010		77,700
134,677	REPUBLIC OF COLOMBIA 9.750% 04/09/2011		151,174
105,000	REPUBLIC OF COLOMBIA 11.750% 02/25/2020		120,750
1,448,000	REPUBLIC OF GERMANY 3.750% 01/04/2009		1,764,762
284,000	REPUBLIC OF GERMANY 5.500% 01/04/2031		374,404
10,000	REPUBLIC OF PANAMA 9.375% 07/23/2012		11,100
127,000	REPUBLIC OF PANAMA 10.750% 05/15/2020		146,050
50,000	REPUBLIC OF PANAMA 9.375% 01/16/2023		52,000
11,454	REPUBLIC OF PANAMA PDI (FRN) 2.750% 07/17/2016		9,965
20,000	REPUBLIC OF PERU 8.375% 05/03/2016		19,000
232,960	REPUBLIC OF PERU 5.000% 03/07/2017		202,093
80,000	REPUBLIC OF PERU 8.750% 11/21/2033		72,000
65,000	REPUBLIC OF THE PHILIPPINES 9.875% 01/15/2019		66,533
20,000	RUSSIAN FEDERATION 8.250% 03/31/2010		21,500
1,280,000	RUSSIAN FEDERATION 5.000% 03/31/2030		1,175,168

300,000	STATE OF ISRAEL 5.500% 09/18/2023		298,750
100,000	SVENSK EXPORTKREDIT AB NOTE 2.875% 01/26/2007		99,064
2,565,000	SWEDEN (KINGDOM OF) BONDS 8.000% 08/15/2007		377,104
3,075,000	SWEDEN (KINGDOM OF) BONDS 5.000% 01/28/2009		419,182
50,000	UNITED MEXICAN STATES 4.625% 10/08/2008		49,800
300,000	UNITED MEXICAN STATES 8.375% 01/14/2011		343,500
30,000	UNITED MEXICAN STATES 6.625% 03/03/2015		30,480
250,000	UNITED MEXICAN STATES 8.125% 12/30/2019		275,625
100,000	UNITED MEXICAN STATES 8.000% 09/24/2022		107,000
860,000	UNITED MEXICAN STATES 11.500% 05/15/2026		1,218,190
925,000	BONOS Y OBLIG DEL ESTADO 3.600% 01/31/2009		1,122,311
650,000	FRENCH TREASURY NOTE 3.500% 01/12/2009		785,167
990,000	NEW ZEALAND GOVERNMENT 6.000% 04/15/2015		609,989
130,000	HYDRO QUEBEC 6.300% 05/11/2011		142,395
TOTAL SOVEREIGN DEBT OBLIGATIONS (COST $18,542,452)			$19,250,762

CERTIFICATES OF DEPOSIT		0.19%
361,015	TSY INFLATION IX N/B 2.000% 07/15/2014		360,832
TOTAL CERTIFICATES OF DEPOSIT (COST $360,370)			$360,832

Total Investments at Value 84.89% (Cost $160,896,068)			162,830,925

Other assets in excess of liabilities 15.11%			28,992,698

Net Assets 100.00%			$191,823,623

(B)	Denotes a fair valued security.
(O)

Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, to qualified institutional buyers.  At July 31, 2004, these securities amounted to $8,671,009 or 4.52% of net assets.

(H)	Denotes yield to maturity.
(F)	Denotes that this security is in default.

CV	Convertible Security.
EUR	European Currency Unit or Euro.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corporation.
FICO	Financing Corporation.
FNMA	Federal National Mortgage Association.
FRN	Floating Rate Note.
GNMA	Government National Mortgage Association.
IO	Interest Only Security.
MTN	Medium Term Note.
PDI	Past Due Interest.
PO	Principal Only Security.
REIT	Real Estate Investment Trust.
STEP BOND	Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2004. Maturity date shown is the stated maturity date of the security.

CIF Core Plus Bond - Forward Foreign Currency Contracts

Forward and Spot Contracts

Settlement Date	Deliver/Receive in Exchange for USD	Units of Currency	Cost on Origination Date	Value	Net Unrealized Appreciation (Depreciation)

Buys
8/10/04	EUR	10,382,080	$12,562,737	$12,498,076	$(64,661)
11/10/04	EUR	10,382,080	12,517,853	12,485,163	(32,690)
TOTAL					$(97,351)
Sales
8/10/04	EUR	10,382,080	$12,371,519	$12,498,074	$(126,555)
10/22/04	SEK	5,825,233	784,953	758,302	26,651
10/25/04	EUR	2,614,257	3,236,722	3,144,096	92,626
10/27/04	NZD	994,346	627,432	623,419	4,013
11/10/04	EUR	10,382,080	12,581,622	12,485,164	96,458
TOTAL					$93,193

Currency Code Key

EUR                    EUROPEAN CURRENCY UNIT OR EURO

NZD                  NEW ZEALAND DOLLAR

SEK                     SWEDISH KRONA

Schedule of Investments

COMMONFUND INSTITUTIONAL FUNDS

CIF INTERNATIONAL EQUITY FUND

July 31, 2004

Par Value or Shares	Description		Value

COMMON STOCK		84.20%
	AUSTRALIA	1.83%
48,741	AMCOR LTD		234,155
57,300	COLES MYER LTD		356,731
8,700	MACQUARIE BANK LTD		201,178
150,000	PASMINCO LTD	(A) (B) (P)	—
20,700	SIGMA CO LTD		121,188
87,100	ST GEORGE BANK LTD		1,296,168
29,400	TOLL HLDGS LTD		216,389
330,000	WMC RESOURCES LTD		1,201,715
	TOTAL AUSTRALIA		$3,627,524

	AUSTRIA	0.23%
11,600	ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG		450,398
	TOTAL AUSTRIA		$450,398

	BELGIUM	0.21%
6,800	UMICORE		424,489
	TOTAL BELGIUM		$424,489

	BERMUDA	0.00%
2,000	CHEUNG KONG INFRASTRUCTURE		4,757
	TOTAL BERMUDA		$4,757

	CANADA	3.63%
8,900	ALIMENTATION COUCHE TARD INC CL B	(A)	184,362
3,300	CANADIAN NTL RAILWAY CO		148,041
57,100	CELESTICA INC	(A)	973,579
6,200	COGNOS INC	(A)	209,746
41,700	MANULIFE FINL CORP		1,669,255
5,700	MOLSON INC CL A		141,063
5,000	PRECISION DRILLING CORP	(A)	248,307
3,100	RESEARCH IN MOTION LTD	(A)	191,738
6,300	SHOPPERS DRUG MART CORP	(A)	161,885
11,600	SUNCOR ENERGY INC		334,995
123,400	TALISMAN ENERGY INC		2,929,473
	TOTAL CANADA		$7,192,444

	CHINA	0.62%
337,500	BYD CO LTD		964,922
342,000	CHINA TELECOM CORP LTD		114,002
192,000	ZHEJIANG EXPRESSWAY HLDGS		141,541
	TOTAL CHINA		$1,220,465

	EGYPT	0.07%
14,000	ORASCOM TELECOM HLDG SAE GDR	(A)	138,740
	TOTAL EGYPT		$138,740

	FINLAND	0.15%
15,600	UPM KYMMENE OYJ		303,135
	TOTAL FINLAND		$303,135

	FRANCE	8.16%
3,400	ACCOR SA		144,416
11,877	ATOS ORIGIN SA	(A)	700,809
27,336	AVENTIS SA		2,109,606
50,760	AXA		1,043,190
14,890	BNP PARIBAS SA		867,299
15,900	BOUYGUES SA		534,659
5,100	CHRISTIAN DIOR SA		310,077
17,106	CREDIT AGRICOLE SA		403,657
49,000	FRANCE TELECOM SA		1,214,087
3,000	GROUPE DANONE		247,412
1,700	HERMES INTL		328,293
8,100	JC DECAUX SA	(A)	172,415
2,400	KLEPIERRE		159,788
8,300	LAGARDERE SCA		505,135
22,000	MARIONNAUD PARFUMERIES		582,712
18,827	SANOFI SYNTHELABO SA		1,248,939
5,990	SEB SA		638,593
17,600	SOCIETE TELEVISION FRANCAISE		501,980
900	TECHNIP SA		125,367
55,000	THOMSON		1,025,043
10,882	TOTAL SA		2,113,253
11,570	VINCI SA		1,177,756
	TOTAL FRANCE		$16,154,486

	GERMANY	4.46%
59,624	BAYERISCHE MOTOREN WERKE AG		2,650,277
19,550	DEUTSCHE POST AG		392,366
50,112	DEUTSCHE TELEKOM AG REGD	(A)	839,826
27,171	HEIDELBERGER DRUCKMASCHINEN AG	(A)	843,329
8,000	MAN AG		296,942
10,901	MUENCHENER RUECKVERSICHERUNGS AG REGD		1,047,053
900	PUMA AG RUDOLF DASSLER SPORT		212,366
7,700	SAP AG		1,234,819
15,006	SIEMENS AG REGD		1,053,456
10,500	UNITED INTERNET AG		245,877
	TOTAL GERMANY		$8,816,311

	HONG KONG	1.35%
198,000	CHINA INS INTL HLDGS CO LTD		81,867
92,000	CHINA RESOURCES ENTERPRISES LTD		113,233
1,008,000	CNOOC LTD		484,625
38,500	ESPRIT HLDGS LTD		171,279
282,000	HENDERSON LAND DEVELOPMENT		1,240,101
80,000	LI & FUNG LTD		110,771
193,000	PCCW LTD	(A)	132,381
104,170	TECHTRONIC		154,922
57,900	WHARF HLDGS LTD		178,157
	TOTAL HONG KONG		$2,667,336

	INDONESIA	0.14%
750,500	BANK RAKYAT INDONESIA		141,720
309,000	UNILEVER INDONESIA TBK PT		127,693
	TOTAL INDONESIA		$269,413

	IRELAND	3.06%
163,640	ALLIED IRISH BANKS PLC		2,519,814
13,800	ANGLO IRISH BANK CORP PLC		217,650
108,300	CRH PLC		2,444,771
55,761	DEPFA BANK PLC		758,608
14,200	GRAFTON GROUP PLC	(A)	114,544
	TOTAL IRELAND		$6,055,387

	ISRAEL	0.15%
9,800	TEVA PHARMACEUTICAL INDS SPON ADR		290,080
	TOTAL ISRAEL		$290,080

	ITALY	0.68%
24,100	BANCA POPOLARE DI VERONA		402,151
170,351	CAPITALIA SPA		516,837
14,300	ENI SPA		294,402
7,300	MERLONI ELETTRODOMESTICI SPA		127,878
	TOTAL ITALY		$1,341,268

	JAPAN	15.43%
8,780	ACOM CO LTD		564,825
24,000	AJINOMOTO CO INC		278,857
2,300	ASKUL CORP		144,453
1,300	BANDAI CO		31,667
66,000	BANK OF YOKOHAMA LTD		358,261
16,000	BRIDGESTONE CORP		288,547
71,600	CANON INC		3,494,720
6,000	CITIZEN WATCH CO LTD		59,647
12,700	CREDIT SAISON CO		384,003
1,000	DAIKIN INDS LTD		24,629
34,000	DAIWA HOUSE INDS CO LTD		353,255
12,600	FAST RETAILING CO LTD		887,443
164	FUJI TELEVISION NETWORK INC		357,561
39,000	HINO MOTORS LTD		279,934
2,800	HIS CO LTD		78,884
32,900	HONDA MOTOR CO LTD		1,599,910
3,700	HOYA CORP		380,109
20,500	ISETAN CO LTD		234,512
62,000	ITOCHU CORP	(A)	239,200
7,000	JGC CORP		65,318
59,000	KAJIMA CORP		199,040
1,000	KAPPA CREATE CO LTD		50,873
36	KDDI CORP		183,787
2,070	KEYENCE CORP		437,569
59,500	KONICA MINOLTA HLDGS INC		777,816
1,700	LAWSON INC		65,892
30	MILLEA HLDGS INC		441,434
170	MITSUBISHI TOKYO FINL GROUP INC		1,520,703
38,000	MITSUI & CO LTD		284,689
41,000	MITSUI FUDOSAN CO LTD		455,413
39,000	MITSUI TRUST HLDGS INC		272,935
245	MIZUHO FINL GROUP INC		927,639
1,000	NAKANISHI INC		69,983
1,200	NIDEC CORP		111,435
28,000	NIPPON ELECTRIC GLASS CO LTD		497,923
20	NITORI CO LTD		1,233

6,700	NITTO DENKO CORP		280,131
21,000	NOMURA HLDGS INC		287,901
300	NOMURA RESEARCH INSTITUTE INC		28,020
8,100	ORIX CORP		875,008
900	PARK24 CO LTD		31,412
28	PASONA INC		69,589
3,480	POINT INC		84,615
1,490	POINT INC WI	(A)	34,758
26,400	PROMISE CO LTD		1,710,179
34	RAKUTEN INC		203,777
2,900	RESORTTRUST INC		83,523
2,800	RYOHIN KEIKAKU CO LTD		126,365
20,000	SECOM CO LTD		807,501
127,000	SEKISUI CHEMICAL CO LTD		913,858
2,869	SFCG CO LTD		582,526
32,000	SHARP CORP		461,962
39,000	SHINSEI BANK LTD		212,750
2,800	SMC CORP		273,832
2,000	SUGI PHARMACY CO LTD		67,830
92	SUMITOMO MITSUI FINL GROUP INC		553,874
77,000	SUMITOMO REALTY & DEVELOPMENT CO LTD		876,704
155,000	SUMITOMO TRUST & BANKING CO		906,734
5,100	T & D HLDGS INC	(A)	236,571
19,000	TAKASHIMAYA CO LTD		176,609
18,010	TAKEFUJI CORP		1,292,719
46,000	TOKYU CORP		210,901
11,000	TOSTEM INAX HLDG CORP		223,543
23,000	TOTO LTD		223,489
144	UFJ HLDGS INC	(A)	577,525
93	WEST JAPAN RAILWAY CO		372,150
82,000	YAMAHA CORP		1,243,372
2,700	YAMANOUCHI PHARMACEUTICAL CO		92,540
	TOTAL JAPAN		$30,526,367

	MEXICO	0.36%
198,300	AMERICA MOVIL SA DE CV CL L		354,417
114,800	WALMART DE MEXICO SA DE CV CL V		349,610
	TOTAL MEXICO		$704,027

	NETHERLANDS	4.93%
106,111	ABN AMRO HLDG NV		2,222,891
17,094	EUROPEAN AERONAUTIC DEFENSE & SPACE CO		471,289
3,496	IHC CALAND NV		148,578
34,870	ING GROEP NV CVA		809,408
69,202	KONINKLIJKE PHILIPS ELECTRS NV		1,677,979
93,000	REED ELSEVIER NV		1,189,093
6,580	ROYAL DUTCH PETROLEUM CO		330,109
101,230	TPG NV		2,219,359
46,784	VEDIOR NV		687,172
	TOTAL NETHERLANDS		$9,755,878

	NEW ZEALAND	0.51%
260,226	TELECOM CORP OF NEW ZEALAND		1,009,300
	TOTAL NEW ZEALAND		$1,009,300

	NORWAY	0.81%
36,300	STATOIL ASA		454,946
169,500	TELENOR ASA		1,154,766
	TOTAL NORWAY		$1,609,712

	PORTUGAL	0.42%
64,517	PORTUGAL TELECOM SGPS SA		661,793
7,600	PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA		163,694
	TOTAL PORTUGAL		$825,487

	SINGAPORE	0.80%
163,000	CAPITALAND LTD		148,720
33,000	DBS GROUP HLDGS LTD		297,254
129,600	OSIM INTL LTD		76,822
91,275	SINGAPORE PRESS HLDGS LTD		228,088
58,000	UNISTEEL TECHNOLOGY LTD		42,133
84,000	UNITED OVERSEAS BANK		668,778
13,000	VENTURE MFG SINGAPORE LTD		122,389
	TOTAL SINGAPORE		$1,584,184

	SOUTH AFRICA	0.15%
41,800	MTN GROUP LTD		179,405
160,900	NETWORK HEALTHCARE HLDGS LTD	(A)	115,525
	TOTAL SOUTH AFRICA		$294,930

	SPAIN	3.35%
30,688	ALTADIS SA		959,139
193,787	AMADEUS GLOBAL TRAVEL DISTRIBUTION CL A		1,229,543
3,900	ANTENA 3 TELEVISION SA	(A)	206,128
3,500	BANCO POPULAR ESPANOL SA		188,527
67,422	ENAGAS		740,295
72,900	ENDESA SA		1,327,051
25,000	GESTEVISION TELECINCO SA	(A)	395,197
4,600	GRUPO FERROVIAL SA		200,648
19,392	REPSOL VPF SA		411,841
67,000	TELEFONICA SA		976,849
	TOTAL SPAIN		$6,635,218

	SWEDEN	0.99%
11,300	HENNES & MAURITZ AB CL B		290,823
626,000	TELEFONAKTIEBOLAGET LM ERICSSON CL B	(A)	1,672,292
	TOTAL SWEDEN		$1,963,115

	SWITZERLAND	5.91%
2,650	ACTELION LTD	(A)	253,224
18,300	CIBA SPECIALTY CHEMICALS AG	(A)	1,262,340
58,877	CREDIT SUISSE GROUP	(A)	1,889,163
972	GEBERIT AG		653,394
6,257	HOLCIM LTD		327,437
1,300	LOGITECH INTL SA	(A)	56,243
19,637	NOVARTIS AG		878,742
1,250	SERONO SA CL B		773,830
2,054	SIG HLDG AG		382,110
15,018	SYNGENTA AG	(A)	1,241,375
21,898	UBS AG		1,465,173
17,755	ZURICH FINL SVCS AG	(A)	2,511,944
	TOTAL SWITZERLAND		$11,694,975

	TAIWAN	0.58%
3,915	D LINK CORP		4,043

160,862	TAIWAN SEMICONDUCTOR MANUFACTURING CO SPON ADR		1,145,337
	TOTAL TAIWAN		$1,149,380

	THAILAND	0.39%
3,000,000	CHAROEN POKPHAND FOODS PCL	(B)	258,470
188,000	KASIKORNBANK PCL	(A)	214,403
38,300	SIAM CEMENT PCL		218,751
115,600	TISCO FINANCE PCL	(B)	71,341
	TOTAL THAILAND		$762,965

	UNITED KINGDOM	24.62%
75,313	ABBEY NTL PLC		776,523
16,500	ACAMBIS PLC	(A)	102,315
21,655	ANGLO AMERICAN PLC		459,941
71,961	ARRIVA PLC		544,694
6,300	ASTRAZENECA PLC		281,938
106,000	AVIVA PLC		1,079,432
89,084	BAA PLC		906,361
232,244	BAE SYS PLC		902,718
94,700	BG GROUP PLC		590,240
70,061	BOC GROUP PLC		1,201,405
129,600	BP PLC		1,216,063
234,307	BRITISH AIRWAYS PLC	(A)	983,169
103,502	BRITISH AMERICAN TOBACCO INDS PLC		1,573,462
185,045	BRITISH SKY BROADCASTING PLC		2,034,113
265,960	BT GROUP PLC		912,861
149,632	CADBURY SCHWEPPES PLC		1,225,123
5,200	CAIRN ENERGY PLC	(A)	133,802
57,600	CAPITA GROUP PLC		320,513
21,835	CARNIVAL PLC		1,068,088
318,600	CENTRICA PLC		1,370,182
201,438	DAVIS SVC GROUP PLC		1,373,644
91,425	DIAGEO PLC		1,133,006
122,800	ENTERPRISE INNS PLC		1,190,219
41,000	FIRSTGROUP PLC		212,672
113,886	GLAXOSMITHKLINE PLC		2,313,262
229,950	HAYS PLC		510,146
101,876	HBOS PLC		1,319,952
40,300	INTERCONTINENTAL HOTELS GROUP PLC		428,342
300,188	ITV PLC		570,441
172,000	KINGFISHER PLC		888,276
127,434	LLOYDS TSB GROUP PLC		955,317
4,841	LONMIN PLC		84,950
8,900	MAN GROUP PLC		211,689
322,000	MISYS PLC		1,074,468
368,035	MMO2 PLC	(A)	598,982
63,700	NEXT PLC		1,734,054
18,200	PREMIER FARNELL PLC		69,253
18,200	RECKITT BENCKISER PLC		497,761
90,931	REED ELSEVIER PLC		805,271
143,493	REUTERS GROUP PLC		849,343
125,720	ROLLS ROYCE GROUP PLC		551,535
90,000	ROYAL BANK OF SCOTLAND GROUP PLC		2,530,191
145,660	SHELL TRANSPORT & TRADING CO PLC		1,055,529
36,700	SMITH & NEPHEW PLC		370,391
77,980	STANDARD CHARTERED PLC		1,289,696
708,103	TESCO PLC		3,277,069

126,707		UNILEVER PLC		1,118,642
32,000		UNITED BUSINESS MEDIA		287,461
1,045,500		VODAFONE GROUP PLC		2,267,168
62,900		WOLSELEY PLC		977,953
45,000		WPP GROUP PLC		416,107
4,848		XSTRATA PLC		68,411
		TOTAL UNITED KINGDOM		$48,714,144

		UNITED STATES	0.21%
11,700		WILLIS GROUP HLDGS LTD		407,160
		TOTAL UNITED STATES		$407,160

TOTAL COMMON STOCK (COST $154,243,103)				$166,593,075

DEBT			0.58%
JPY	83,400,000	JAPAN MIDCAP INDEX LINKED NOTE (COUNTERPARTY: UBS AG) 03/13/2006 0.000% 0.001% 03/13/2006		1,153,909
TOTAL DEBT (COST $1,067,635)				$1,153,909

PREFERRED STOCK			0.62%

		GERMANY	0.62%
10,600		FRESENIUS AG		786,131
681		PORSCHE AG		440,814
		TOTAL GERMANY		$1,226,945

TOTAL PREFERRED STOCK (COST $1,112,384)				$1,226,945

RIGHTS			0.00%
5,102		BHARAT FORGE RIGHTS	(B)	—
TOTAL RIGHTS (COST $-)				$—

WARRANTS			0.00%
28,500		GLOBAL BIO-CHEM TECHNOLOGY WARRANTS	(A)	2,448
TOTAL WARRANTS (COST $-)				$2,448

Total Investments at Market Value 85.40% (Cost $156,423,122)				168,976,377

Other assets in excess of liabilities 14.60%				28,880,326

Net Assets 100.00%				$197,856,703

INDUSTRY SECTOR BREAKDOWN	% OF TOTAL INVESTMENTS
FINANCIALS	27.49%
CONSUMER DISCRETIONARY	17.71
INDUSTRIALS	12.25
INFORMATION TECHNOLOGY	8.74
CONSUMER STAPLES	7.19
TELECOMMUNICATION SERVICES	6.59
ENERGY	6.43
HEALTH CARE	5.80
MATERIALS	5.77
UTILITIES	2.03
TOTAL	100.00%

(A)	Non-income producing security.
(B)	Denotes a fair valued security.
(P)	Security had no market value at 7/31/04.

GDR	Global Depositary Receipt.
JPY	JAPANESE YEN
SPON ADR	Sponsored American Depositary Receipt.
WI	When-Issued Security.

CIF International Equity - Forward Foreign Currency Contracts

Forward and Spot Contracts

Settlement Date	Deliver in Exchange for USD	Units of Currency	Cost on Origination Date	Value	Net Unrealized Appreciation (Depreciation)

Sales
8/02/04	GBP	4,216	$7,703	$7,667	$36
8/03/04	BRL	1,584,244	521,992	524,497	(2,505)
8/03/04	JPY	7,604,142	67,853	68,226	(373)
TOTAL					$(2,842)

Cross Currency Forward and Spot Contracts

					Net Unrealized
					Appreciation
Exchange Date Through	Currency to be Delivered		Currency to be Received		(Depreciation)
8/16/04	(330,000)	EUR	686,202	SGD	1,610
8/16/04	(678,975)	SGD	330,000	EUR	2,590
8/17/04	(910,200)	CAD	378,053	GBP	1,897
8/17/04	(364,956)	GBP	910,200	CAD	21,889
8/24/04	(1,150,000)	CAD	96,715,000	JPY	3,494
8/24/04	(91,310,000)	JPY	1,150,000	CAD	45,044
9/17/04	(2,280,000)	AUD	2,030,112	CHF	$209
9/17/04	(2,041,113)	CHF	2,280,000	AUD	(8,820)
9/21/04	(479,730)	CAD	300,000	EUR	219
9/21/04	(300,000)	EUR	496,980	CAD	12,751
9/30/04	(300,000)	EUR	2,812,890	HKD	328
9/30/04	(2,844,000)	HKD	300,000	EUR	(4,323)
TOTAL					$76,888

Currency Code Key
AUD	AUSTRALIAN DOLLAR
BRL	BRAZIL REAL
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EUROPEAN CURRENCY UNIT OR EURO
GBP	BRITISH POUND
HKD	HONG KONG DOLLAR
JPY	JAPANESE YEN
SGD	SINGAPORE DOLLAR

Schedule of Investments

COMMONFUND INSTITUTIONAL FUNDS

CIF INFLATION-INDEXED BOND FUND

July 31, 2004 (Unaudited)

Par Value or Shares	Description		Value

U.S. GOVERNMENT AND AGENCIES		99.78%

	OTHER U.S. AGENCIES	2.28%
96,000	FNMA DISCOUNT NOTE 1.412% 09/08/2004	(H)	95,857
2,064,063	TENNESSEE VALLEY AUTHORITY BOND 3.375% 01/15/2007		2,201,426
	TOTAL OTHER U.S. AGENCIES		$2,297,283

	U.S. TREASURIES	97.50%
6,288,473	U.S. TREASURY INFLATION-INDEXED BOND 1.875% 07/15/2013		6,258,993
2,456,909	U.S. TREASURY INFLATION-INDEXED BOND 2.375% 01/15/2025		2,450,192
9,373,134	U.S. TREASURY INFLATION-INDEXED BOND 3.625% 04/15/2028		11,356,133
11,883,803	U.S. TREASURY INFLATION-INDEXED BOND 3.875% 04/15/2029		15,050,183
1,926,857	U.S. TREASURY INFLATION-INDEXED NOTE 3.375% 01/15/2007		2,065,349
4,446,228	U.S. TREASURY INFLATION-INDEXED NOTE 3.625% 01/15/2008		4,866,708
12,206,246	U.S. TREASURY INFLATION-INDEXED NOTE 3.875% 01/15/2009		13,648,585
9,168,005	U.S. TREASURY INFLATION-INDEXED NOTE 4.250% 01/15/2010		10,531,030
5,495,615	U.S. TREASURY INFLATION-INDEXED NOTE 3.500% 01/15/2011		6,129,760
3,188,387	U.S. TREASURY INFLATION-INDEXED NOTE 3.375% 01/15/2012		3,549,073
10,944,345	U.S. TREASURY INFLATION-INDEXED NOTE 3.000% 07/15/2012		11,892,148
10,127,997	U.S. TREASURY INFLATION-INDEXED NOTE 2.000% 01/15/2014		10,154,107
	TOTAL U.S. TREASURIES		$97,952,261
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $97,114,402)			$100,249,544

Total Investments at Value 99.78% (Cost $97,114,402)			100,249,544

Other assets in excess of liabilities 0.22%			216,367

Net Assets 100.00%			$100,465,911

(H)	Denotes yield to maturity.

At July 31, 2004, the cost of securities for Federal income tax purposes and the unrealized appreciation (depreciation) of investments for Federal income tax purposes for each Fund were as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
CIF Core Equity Fund	258,798,041	16,911,451	(6,222,579)	10,688,872
CIF Small Cap Fund	133,989,107	12,308,031	(10,105,857)	2,202,174
CIF All Cap Equity Fund	181,379,202	6,909,497	(12,773,176)	(5,863,679)
CIF International Equity Fund	156,423,122	15,484,851	(2,931,596)	12,553,255
CIF Core Plus Bond Fund	153,143,112	3,173,558	(1,238,701)	1,934,857
CIF Inflation-Indexed Bond Fund	97,114,402	3,240,805	(105,663)	3,135,142

Item 2. Controls and Procedures.

(a) The Registrant’s President and Treasurer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonfund Institutional Funds

By	/S/ Verne Sedlacek
Verne Sedlacek, President and Chief Executive Officer
Date	September 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ Verne Sedlacek
Verne Sedlacek, President and Chief Executive Officer
Date	September 15, 2004

By	/S/ Peter Kirby
Peter Kirby, Treasurer
Date	September 15, 2004